UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06698

Deutsche DWS Equity 500 Index Portfolio

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	12/31/2025

Item 1.	Reports to Stockholders.

(a) Not applicable

(b) Not applicable

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The fund’s audit committee is comprised solely of trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The fund’s Board of Trustees has determined that there are several "audit committee financial experts" (as such term has been defined by the Regulations) serving on the fund’s audit committee including Ms. Catherine Schrand, the chair of the fund’s audit committee. An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933 and the designation or identification of a person as an “audit committee financial expert” does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4.	Principal Accountant Fees and Services.

Deutsche Equity 500 Index Portfolio

form n-csr disclosure re: AUDIT FEES

The following table shows the amount of fees that Ernst & Young LLP (“EY”), the Fund’s Independent Registered Public Accounting Firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that EY provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended December 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2025	$40,542	$0	$8,948	$0
2024	$40,542	$0	$8,948	$0

The above “Tax Fees” were billed for professional services rendered for tax preparation.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by EY to DWS Investment Management Americas, Inc. (“DIMA” or the “Adviser”), and any entity controlling, controlled by or under common control with DIMA (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended December 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2025	$0	$1,318,734	$0
2024	$0	$637,276	$0

The above “Tax Fees” were billed in connection with tax compliance services and agreed upon procedures.

Non-Audit Services

The following table shows the amount of fees that EY billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that EY provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from EY about any non-audit services that EY rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating EY’s independence.

Fiscal Year Ended December 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2025	$8,948	$1,318,734	$0	$1,327,682
2024	$8,948	$637,276	$0	$646,224

All other engagement fees were billed for services in connection with agreed upon procedures and tax compliance for DIMA and other related entities.

Audit Committee Pre-Approval Policies and Procedures. Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000. All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm and (i) and (j) are not applicable.

***

In connection with the audit of the 2024 and 2025 financial statements, the Fund entered into an engagement letter with EY. The terms of the engagement letter required by EY, and agreed to by the Audit Committee, include a provision mandating the use of mediation and arbitration to resolve any controversy or claim between the parties arising out of or relating to the engagement letter or services provided thereunder.

***

Item 5.	Audit Committee of Listed Registrants

Not applicable

Item 6.	Investments.

Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

December 31, 2025
Annual Financial Statements and Other Information
DWS Equity 500 Index Fund

Contents
DWS Equity 500 Index Fund
3	Statement of Assets and Liabilities
4	Statement of Operations
5	Statements of Changes in Net Assets
6	Financial Highlights
9	Notes to Financial Statements
15	Report of Independent Registered Public Accounting Firm
17	Tax Information
Deutsche DWS Equity 500 Index Portfolio
19	Investment Portfolio
38	Statement of Assets and Liabilities
39	Statement of Operations
40	Statements of Changes in Net Assets
41	Financial Highlights
42	Notes to Financial Statements
50	Report of Independent Registered Public Accounting Firm
52	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

2	|	DWS Equity 500 Index Fund

Statement of Assets and Liabilities
as of December 31, 2025

Assets
Investments in Deutsche DWS Equity 500 Index Portfolio, at value	$426,454,466
Receivable for Fund shares sold	136,072
Other assets	16,788
Total assets	426,607,326
Liabilities
Payable for Fund shares redeemed	702,429
Accrued Trustees' fees	1,485
Other accrued expenses and payables	127,770
Total liabilities	831,684
Net assets, at value	$425,775,642
Net Assets Consist of
Distributable earnings (loss)	360,618,862
Paid-in capital	65,156,780
Net assets, at value	$425,775,642
Net Asset Value
Class R6
Net Asset Value, offering and redemption price per share ($19,245,069 ÷ 117,407 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$163.92
Class S
Net Asset Value, offering and redemption price per share ($286,946,021 ÷ 1,834,798 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$156.39
Institutional Class
Net Asset Value, offering and redemption price per share ($119,584,552 ÷ 729,197 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$163.99
The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index Fund	|	3

Statement of Operations
for the year ended December 31, 2025

Investment Income
Income and expenses allocated from Deutsche DWS Equity 500 Index Portfolio:
Dividends (net of foreign taxes withheld of $27,416)	$5,030,997
Interest	9,125
Income distributions — DWS Central Cash Management Government Fund	117,864
Securities lending income, net of borrower rebates	474
Expenses	(381,517)
Net investment income allocated from Deutsche DWS Equity 500 Index Portfolio	4,776,943
Expenses:
Administration fee	388,031
Services to shareholders	328,361
Professional fees	54,183
Reports to shareholders	24,198
Registration fees	56,567
Trustees' fees and expenses	5,374
Other	5,003
Total expenses before expense reductions	861,717
Expense reductions	(305,715)
Total expenses after expense reductions	556,002
Net investment income	4,220,941
Realized and Unrealized Gain (Loss)
Net realized gain (loss) allocated from Deutsche DWS Equity 500 Index Portfolio:
Investments	25,420,338
Futures	482,918
25,903,256
Change in net unrealized appreciation (depreciation) allocated from Deutsche DWS Equity 500 Index Portfolio:
Investments	37,079,156
Futures	139,293
37,218,449
Net gain (loss)	63,121,705
Net increase (decrease) in net assets resulting from operations	$67,342,646
The accompanying notes are an integral part of the financial statements.

4	|	DWS Equity 500 Index Fund

Statements of Changes in Net Assets
	Years Ended December 31,
Increase (Decrease) in Net Assets	2025	2024
Operations:
Net investment income	$4,220,941	$4,558,656
Net realized gain (loss)	25,903,256	35,366,392
Change in net unrealized appreciation (depreciation)	37,218,449	46,757,948
Net increase (decrease) in net assets resulting from operations	67,342,646	86,682,996
Distributions to shareholders:
Class R6	(2,246,438)	(2,469,340)
Class S	(35,720,949)	(49,001,821)
Institutional Class	(14,212,772)	(17,122,548)
Total distributions	(52,180,159)	(68,593,709)
Fund share transactions:
Proceeds from shares sold	70,459,174	33,943,263
Reinvestment of distributions	48,406,556	64,946,745
Payments for shares redeemed	(87,097,163)	(114,770,773)
Net increase (decrease) in net assets from Fund share transactions	31,768,567	(15,880,765)
Increase (decrease) in net assets	46,931,054	2,208,522
Net assets at beginning of period	378,844,588	376,636,066
Net assets at end of period	$425,775,642	$378,844,588

The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index Fund	|	5

Financial Highlights
DWS Equity 500 Index Fund — Class R6
	Years Ended December 31,
	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$158.00	$151.58	$152.81	$213.73	$192.26
Income (loss) from investment operations:
Net investment income[a]	1.81	2.04	2.50	2.62	2.61
Net realized and unrealized gain (loss)	25.73	36.03	36.54	(41.39)	51.07
Total from investment operations	27.54	38.07	39.04	(38.77)	53.68
Less distributions from:
Net investment income	(2.06)	(2.14)	(2.53)	(2.49)	(2.90)
Net realized gains	(19.56)	(29.51)	(37.74)	(19.66)	(29.31)
Total distributions	(21.62)	(31.65)	(40.27)	(22.15)	(32.21)
Net asset value, end of period	$163.92	$158.00	$151.58	$152.81	$213.73
Total Return (%)[b]	17.58	24.75	26.04	(18.27)	28.44
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	19	14	10	9	8
Ratio of expenses before expense reductions, including expenses allocated from Deutsche DWS Equity 500 Index Portfolio (%)	.23	.24	.24	.23	.22
Ratio of expenses after expense reductions, including expenses allocated from Deutsche DWS Equity 500 Index Portfolio (%)	.20	.20	.20	.20	.20
Ratio of net investment income (%)	1.09	1.20	1.49	1.45	1.21
Portfolio turnover rate for Deutsche DWS Equity 500 Index Portfolio (%)	2	2	2	2	2

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
The accompanying notes are an integral part of the financial statements.

6	|	DWS Equity 500 Index Fund

DWS Equity 500 Index Fund — Class S
	Years Ended December 31,
	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$151.60	$146.39	$148.63	$208.54	$188.17
Income (loss) from investment operations:
Net investment income[a]	1.65	1.89	2.35	2.46	2.44
Net realized and unrealized gain (loss)	24.68	34.81	35.53	(40.36)	49.97
Total from investment operations	26.33	36.70	37.88	(37.90)	52.41
Less distributions from:
Net investment income	(1.98)	(1.98)	(2.38)	(2.35)	(2.73)
Net realized gains	(19.56)	(29.51)	(37.74)	(19.66)	(29.31)
Total distributions	(21.54)	(31.49)	(40.12)	(22.01)	(32.04)
Net asset value, end of period	$156.39	$151.60	$146.39	$148.63	$208.54
Total Return (%)[b]	17.52	24.68	25.98	(18.31)	28.37
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	287	267	255	230	337
Ratio of expenses before expense reductions, including expenses allocated from Deutsche DWS Equity 500 Index Portfolio (%)	.32	.33	.36	.34	.35
Ratio of expenses after expense reductions, including expenses allocated from Deutsche DWS Equity 500 Index Portfolio (%)	.25	.25	.25	.25	.25
Ratio of net investment income (%)	1.04	1.15	1.43	1.38	1.16
Portfolio turnover rate for Deutsche DWS Equity 500 Index Portfolio (%)	2	2	2	2	2

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index Fund	|	7

DWS Equity 500 Index Fund — Institutional Class
	Years Ended December 31,
	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$158.05	$151.62	$152.84	$213.77	$192.30
Income (loss) from investment operations:
Net investment income[a]	1.81	2.03	2.44	2.61	2.60
Net realized and unrealized gain (loss)	25.74	36.05	36.61	(41.38)	51.08
Total from investment operations	27.55	38.08	39.05	(38.77)	53.68
Less distributions from:
Net investment income	(2.05)	(2.14)	(2.53)	(2.50)	(2.90)
Net realized gains	(19.56)	(29.51)	(37.74)	(19.66)	(29.31)
Total distributions	(21.61)	(31.65)	(40.27)	(22.16)	(32.21)
Net asset value, end of period	$163.99	$158.05	$151.62	$152.84	$213.77
Total Return (%)[b]	17.58	24.75	26.05	(18.27)	28.43
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	120	97	111	218	318
Ratio of expenses before expense reductions, including expenses allocated from Deutsche DWS Equity 500 Index Portfolio (%)	.29	.30	.30	.30	.28
Ratio of expenses after expense reductions, including expenses allocated from Deutsche DWS Equity 500 Index Portfolio (%)	.20	.20	.20	.20	.20
Ratio of net investment income (%)	1.09	1.20	1.47	1.42	1.21
Portfolio turnover rate for Deutsche DWS Equity 500 Index Portfolio (%)	2	2	2	2	2

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
The accompanying notes are an integral part of the financial statements.

8	|	DWS Equity 500 Index Fund

Notes to Financial Statements
A.
Organization and Significant Accounting Policies
DWS Equity 500 Index Fund (the “Fund” ) is a diversified series of Deutsche DWS Institutional Funds (the “Trust” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Fund, a feeder fund, seeks to achieve its investment objective by investing all of its investable assets in a master portfolio, Deutsche DWS Equity 500 Index Portfolio (the “Portfolio” ), a diversified open-end management investment company registered under the 1940 Act and organized as a New York trust advised by DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ). A master/ feeder fund structure is one in which a fund (a “feeder fund” ), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the “master fund” ) with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. At December 31, 2025, the Fund owned approximately 22% of the Portfolio.
The Fund offers multiple classes of shares which provide investors with different purchase options. Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain qualifying plans and programs. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as services to shareholders and certain other class specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual

DWS Equity 500 Index Fund	|	9

results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements. The financial statements of the Portfolio, including the Investment Portfolio, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
Operating Segment. The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07” ). ASU 2023-07 impacts financial statement disclosures only and does not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Executive Officer acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole, and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy that is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets”  and results of operations and significant segment expenses are listed on the accompanying Statement of Operations.
Security Valuation. The Fund records its investment in the Portfolio at value, which reflects its proportionate interest in the net assets of the Portfolio and is categorized as Level 1. Valuation of the securities held by the Portfolio is discussed in the notes to the Portfolio’s financial statements included elsewhere in this report.
Disclosure about the classification of fair value measurements is included in a table following the Portfolio’s Investment Portfolio.

10	|	DWS Equity 500 Index Fund

Tax Information. The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.
The Fund files tax returns with the Internal Revenue Service, the State of New York, and various other states. Each of the tax years in the four-year period ended December 31, 2025, remains subject to examination by taxing authorities.
Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders quarterly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in derivatives and the realized tax character on distributions from certain securities. The Fund may utilize a portion of the proceeds from capital shares redeemed as a distribution from net investment income and realized capital gains. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
At December 31, 2025, the Fund’s components of distributable earnings (accumulated losses) on a net tax basis were as follows:
Undistributed long-term capital gains	$15,686,556
In addition, the tax character of distributions paid to shareholders by the Funds are summarized as follows:
	Years Ended December 31,
	2025	2024
Distributions from ordinary income*	$5,645,570	$5,806,168
Distributions from long-term capital gains	$46,534,589	$62,787,541

*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

DWS Equity 500 Index Fund	|	11

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. The Fund receives a daily allocation of the Portfolio’s income, expenses and net realized and unrealized gains and losses in proportion to its investment in the Portfolio. Expenses directly attributed to a fund are charged to that fund, while expenses which are attributable to the Trust are allocated among the funds in the Trust on the basis of relative net assets.
B.
Related Parties
Management Agreement. Under its Investment Management Agreement with the Fund, the Advisor serves as investment manager to the Fund. The Advisor receives a management fee from the Portfolio pursuant to the master/feeder structure noted above in Note A.
Under the Investment Management Agreement, the Fund pays no management fee to the Advisor so long as the Fund is a feeder fund that invests substantially all of its assets in the Portfolio. In the event the Board of Trustees determines it is in the best interests of the Fund to withdraw its investment from the Portfolio, the Advisor may become responsible for directly managing the assets of the Fund under the Investment Management Agreement. In such event, the Fund would pay the Advisor an annual fee (exclusive of any applicable waivers/reimbursements) of 0.05% of the Fund’s average daily net assets, accrued daily and payable monthly.
For the period from January 1, 2025 through September 30, 2026, the Advisor has contractually agreed to waive its fees and/or reimburse fund expenses, including expenses of the Portfolio allocated to the Fund, to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class R6	.20%
Class S	.25%
Institutional Class	.20%

12	|	DWS Equity 500 Index Fund

For the year ended December 31, 2025, fees waived and/or expenses reimbursed for each class are as follows:
Class R6	$5,519
Class S	201,596
Institutional Class	98,600
$305,715
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the year ended December 31, 2025, the Administration Fee was $388,031, of which $35,523 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the year ended December 31, 2025, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at December 31, 2025
Class R6	$254	$42
Class S	26,864	4,460
Institutional Class	1,406	238
	$28,524	$4,740
In addition, for the year ended December 31, 2025, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:

Sub-Recordkeeping	Total Aggregated
Class S	$225,656
Institutional Class	62,645
$288,301
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the

DWS Equity 500 Index Fund	|	13

year ended December 31, 2025, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $1,050, of which $313 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
C.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Dollars	Shares	Dollars
Shares sold
Class R6	24,469	$3,959,971	21,408	$3,632,670
Class S	113,248	17,750,388	101,820	16,548,600
Institutional Class	308,958	48,748,815	82,282	13,761,993
		$70,459,174		$33,943,263
Shares issued to shareholders in reinvestment of distributions
Class R6	13,083	$2,136,371	14,223	$2,334,615
Class S	220,136	34,305,402	307,653	48,499,066
Institutional Class	73,245	11,964,783	85,903	14,113,064
		$48,406,556		$64,946,745
Shares redeemed
Class R6	(11,807)	$(1,997,284)	(11,994)	$(2,117,610)
Class S	(261,718)	(41,172,590)	(391,304)	(64,497,635)
Institutional Class	(267,241)	(43,927,289)	(285,240)	(48,155,528)
		$(87,097,163)		$(114,770,773)
Net increase (decrease)
Class R6	25,745	$4,099,058	23,637	$3,849,675
Class S	71,666	10,883,200	18,169	550,031
Institutional Class	114,962	16,786,309	(117,055)	(20,280,471)
		$31,768,567		$(15,880,765)

14	|	DWS Equity 500 Index Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Deutsche DWS Institutional Funds and Shareholders of DWS Equity 500 Index Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of DWS Equity 500 Index Fund (the “Fund” ) (one of the funds constituting Deutsche DWS Institutional Funds (the “Trust” )) as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements” ). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Deutsche DWS Institutional Funds) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB” ) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

DWS Equity 500 Index Fund	|	15

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers, and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.
Boston, Massachusetts
February 23, 2026

16	|	DWS Equity 500 Index Fund

Tax Information (Unaudited)
The Fund paid distributions of $19.17 per share from net long-term capital gains during its year ended December 31, 2025.
Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $61,542,000 as capital gain dividends for its year ended December 31, 2025.
For corporate shareholders, 77% of the ordinary dividends (i.e., income dividends plus short-term capital gains) paid during the Fund’s fiscal year ended December 31, 2025, qualified for the dividends received deduction.
For federal income tax purposes, the Fund designates approximately $4,680,000, or the maximum amount allowable under tax law, as qualified dividend income.
Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.

DWS Equity 500 Index Fund	|	17

(The following financial statements of the Deutsche DWS Equity 500 Index Portfolio should be read in conjunction with the Fund’s financial statements.)

18	|	Deutsche DWS Equity 500 Index Portfolio

Investment Portfolioas of December 31, 2025

	Shares	Value ($)
Common Stocks 99.1%
Communication Services 10.5%
Diversified Telecommunication Services 0.6%
AT&T, Inc.	232,019	5,763,352
Verizon Communications, Inc.	138,059	5,623,143
		11,386,495
Entertainment 1.3%
Electronic Arts, Inc.	7,338	1,499,374
Live Nation Entertainment, Inc.*	5,115	728,887
Netflix, Inc.*	138,618	12,996,824
Take-Two Interactive Software, Inc.*	5,729	1,466,796
TKO Group Holdings, Inc.	2,155	450,395
Walt Disney Co.	58,333	6,636,545
Warner Bros Discovery, Inc.*	81,039	2,335,544
		26,114,365
Interactive Media & Services 8.0%
Alphabet, Inc. “A”	190,305	59,565,465
Alphabet, Inc. “C”	152,196	47,759,105
Match Group, Inc.	8,069	260,548
Meta Platforms, Inc. “A”	71,255	47,034,713
		154,619,831
Media 0.4%
Charter Communications, Inc. “A” *	2,867	598,486
Comcast Corp. “A”	118,617	3,545,462
Fox Corp. “A”	6,941	507,179
Fox Corp. “B”	5,050	327,896
News Corp. “A”	12,656	330,575
News Corp. “B”	4,185	124,002
Omnicom Group, Inc.	10,522	849,651
Paramount Skydance Corp. “B” (a)	9,282	124,379
Trade Desk, Inc. “A” *	14,354	544,878
		6,952,508
Wireless Telecommunication Services 0.2%
T-Mobile U.S., Inc.	15,742	3,196,255
Consumer Discretionary 10.3%
Automobile Components 0.0%
Aptiv PLC*	7,308	556,066
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	19

	Shares	Value ($)
Automobiles 2.4%
Ford Motor Co.	127,029	1,666,620
General Motors Co.	30,488	2,479,284
Tesla, Inc.*	91,930	41,342,760
		45,488,664
Broadline Retail 3.9%
Amazon.com, Inc.*	318,284	73,466,313
eBay, Inc.	14,760	1,285,596
		74,751,909
Distributors 0.0%
Genuine Parts Co.	4,664	573,485
Pool Corp.	1,014	231,953
		805,438
Hotels, Restaurants & Leisure 1.8%
Airbnb, Inc. “A” *	14,045	1,906,187
Booking Holdings, Inc.	1,054	5,644,518
Carnival Corp.*	35,221	1,075,649
Chipotle Mexican Grill, Inc.*	43,196	1,598,252
Darden Restaurants, Inc.	3,895	716,758
Domino’s Pizza, Inc.	1,006	419,321
DoorDash, Inc. “A” *	12,149	2,751,506
Expedia Group, Inc.	3,821	1,082,528
Hilton Worldwide Holdings, Inc.	7,577	2,176,493
Las Vegas Sands Corp.	9,888	643,610
Marriott International, Inc. “A”	7,277	2,257,616
McDonald’s Corp.	23,309	7,123,930
MGM Resorts International*	7,106	259,298
Norwegian Cruise Line Holdings Ltd.*	15,563	347,366
Royal Caribbean Cruises Ltd.	8,245	2,299,695
Starbucks Corp.	37,164	3,129,580
Wynn Resorts Ltd.	2,823	339,692
Yum! Brands, Inc.	8,968	1,356,679
		35,128,678
Household Durables 0.2%
D.R. Horton, Inc.	9,046	1,302,895
Garmin Ltd.	5,335	1,082,205
Lennar Corp. “A”	7,114	731,319
NVR, Inc.*	91	663,642
PulteGroup, Inc.	6,237	731,351
		4,511,412
The accompanying notes are an integral part of the financial statements.

20	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)
Leisure Products 0.0%
Hasbro, Inc.	4,465	366,130
Specialty Retail 1.7%
AutoZone, Inc.*	548	1,858,542
Best Buy Co., Inc.	6,494	434,643
Carvana Co.*	4,624	1,951,421
Home Depot, Inc.	32,545	11,198,735
Lowe’s Companies, Inc.	18,317	4,417,328
O’Reilly Automotive, Inc.*	27,535	2,511,467
Ross Stores, Inc.	10,735	1,933,803
TJX Companies, Inc.	36,381	5,588,485
Tractor Supply Co.	17,447	872,524
Ulta Beauty, Inc.*	1,462	884,525
Williams-Sonoma, Inc.	3,963	707,752
		32,359,225
Textiles, Apparel & Luxury Goods 0.3%
Deckers Outdoor Corp.*	4,731	490,463
Lululemon Athletica, Inc.*	3,514	730,244
NIKE, Inc. “B”	38,811	2,472,649
Ralph Lauren Corp.	1,296	458,279
Tapestry, Inc.	6,663	851,331
		5,002,966
Consumer Staples 4.7%
Beverages 1.0%
Brown-Forman Corp. “B” (a)	5,388	140,411
Coca-Cola Co.	126,695	8,857,247
Constellation Brands, Inc. “A”	4,563	629,511
Keurig Dr Pepper, Inc.	44,287	1,240,479
Molson Coors Beverage Co. “B” (a)	5,906	275,692
Monster Beverage Corp.*	23,171	1,776,521
PepsiCo, Inc.	44,726	6,419,076
		19,338,937
Consumer Staples Distribution & Retail 1.8%
Costco Wholesale Corp.	14,501	12,504,792
Dollar General Corp.	7,186	954,085
Dollar Tree, Inc.*	6,180	760,202
Kroger Co.	20,102	1,255,973
Sysco Corp.	15,565	1,146,985
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	21

	Shares	Value ($)
Target Corp.	14,984	1,464,686
Walmart, Inc.	143,540	15,991,792
		34,078,515
Food Products 0.4%
Archer-Daniels-Midland Co.	15,643	899,316
Bunge Global SA	4,408	392,665
Conagra Brands, Inc.	15,986	276,718
General Mills, Inc.	17,242	801,753
Hormel Foods Corp.	10,088	239,086
Kraft Heinz Co.	27,456	665,808
Lamb Weston Holdings, Inc.	4,680	196,045
McCormick & Co., Inc.	8,475	577,232
Mondelez International, Inc. “A”	42,157	2,269,311
The Campbell’s Co. (a)	6,624	184,611
The Hershey Co.	4,842	881,147
The J.M. Smucker Co.	3,576	349,768
Tyson Foods, Inc. “A”	9,140	535,787
		8,269,247
Household Products 0.8%
Church & Dwight Co., Inc.	7,743	649,251
Clorox Co.	4,062	409,571
Colgate-Palmolive Co.	26,546	2,097,665
Kimberly-Clark Corp.	10,817	1,091,327
Procter & Gamble Co.	76,483	10,960,779
		15,208,593
Personal Care Products 0.1%
Estee Lauder Companies, Inc. “A”	8,025	840,378
Kenvue, Inc.	62,589	1,079,660
		1,920,038
Tobacco 0.6%
Altria Group, Inc.	54,923	3,166,860
Philip Morris International, Inc.	50,933	8,169,653
		11,336,513
Energy 2.8%
Energy Equipment & Services 0.2%
Baker Hughes Co.	32,316	1,471,671
Halliburton Co.	27,496	777,037
SLB Ltd.	48,563	1,863,848
		4,112,556
The accompanying notes are an integral part of the financial statements.

22	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)
Oil, Gas & Consumable Fuels 2.6%
APA Corp.	11,896	290,976
Chevron Corp.	61,912	9,436,008
ConocoPhillips	40,436	3,785,214
Coterra Energy, Inc.	24,811	653,026
Devon Energy Corp.	20,355	745,604
Diamondback Energy, Inc.	6,077	913,555
EOG Resources, Inc.	17,742	1,863,087
EQT Corp.	20,361	1,091,350
Expand Energy Corp.	7,913	873,279
Exxon Mobil Corp.	138,006	16,607,642
Kinder Morgan, Inc.	63,555	1,747,127
Marathon Petroleum Corp.	9,804	1,594,425
Occidental Petroleum Corp.	23,221	954,848
ONEOK, Inc.	20,833	1,531,225
Phillips 66	13,261	1,711,199
Targa Resources Corp.	7,093	1,308,658
Texas Pacific Land Corp.	1,890	542,846
Valero Energy Corp.	9,950	1,619,760
Williams Companies, Inc.	39,919	2,399,531
		49,669,360
Financials 13.3%
Banks 3.6%
Bank of America Corp.	219,866	12,092,630
Citigroup, Inc.	58,522	6,828,932
Citizens Financial Group, Inc.	13,745	802,845
Fifth Third Bancorp.	22,003	1,029,960
Huntington Bancshares, Inc.	51,854	899,667
JPMorgan Chase & Co.	89,100	28,709,802
KeyCorp.	29,585	610,634
M&T Bank Corp.	5,083	1,024,123
PNC Financial Services Group, Inc.	12,813	2,674,458
Regions Financial Corp.	28,247	765,494
Truist Financial Corp.	41,541	2,044,233
U.S. Bancorp.	50,814	2,711,435
Wells Fargo & Co.	102,721	9,573,597
		69,767,810
Capital Markets 3.4%
Ameriprise Financial, Inc.	3,039	1,490,143
ARES Management Corp. “A”	6,728	1,087,447
Bank of New York Mellon Corp.	22,830	2,650,335
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	23

	Shares	Value ($)
Blackrock, Inc.	4,720	5,052,005
Blackstone, Inc.	24,147	3,722,019
Cboe Global Markets, Inc.	3,413	856,663
Charles Schwab Corp.	54,628	5,457,883
CME Group, Inc.	11,805	3,223,709
Coinbase Global, Inc. “A” *	7,391	1,671,401
FactSet Research Systems, Inc.	1,269	368,251
Franklin Resources, Inc.	10,650	254,429
Interactive Brokers Group, Inc. “A”	14,550	935,710
Intercontinental Exchange, Inc.	18,636	3,018,287
Invesco Ltd.	15,241	400,381
KKR & Co., Inc.	22,453	2,862,308
Moody’s Corp.	5,007	2,557,826
Morgan Stanley	39,545	7,020,424
MSCI, Inc.	2,451	1,406,212
Nasdaq, Inc.	14,624	1,420,429
Northern Trust Corp.	6,153	840,438
Raymond James Financial, Inc.	5,743	922,268
Robinhood Markets, Inc. “A” *	25,721	2,909,045
S&P Global, Inc.	10,140	5,299,063
State Street Corp.	9,083	1,171,798
T. Rowe Price Group, Inc.	7,101	727,000
The Goldman Sachs Group, Inc.	9,817	8,629,143
		65,954,617
Consumer Finance 0.7%
American Express Co.	17,585	6,505,571
Capital One Financial Corp.	20,788	5,038,180
Synchrony Financial	11,668	973,461
		12,517,212
Financial Services 3.8%
Apollo Global Management, Inc.	15,088	2,184,139
Berkshire Hathaway, Inc. “B” *	60,005	30,161,513
Block, Inc.*	18,110	1,178,780
Corpay, Inc.*	2,275	684,616
Fidelity National Information Services, Inc.	16,857	1,120,316
Fiserv, Inc.*	17,569	1,180,110
Global Payments, Inc.	7,663	593,116
Jack Henry & Associates, Inc.	2,359	430,470
Mastercard, Inc. “A”	26,839	15,321,849
PayPal Holdings, Inc.	30,471	1,778,897
Visa, Inc. “A”	55,238	19,372,519
		74,006,325
The accompanying notes are an integral part of the financial statements.

24	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)
Insurance 1.8%
Aflac, Inc.	15,441	1,702,679
Allstate Corp.	8,549	1,779,474
American International Group, Inc.	17,607	1,506,279
Aon PLC “A”	7,026	2,479,335
Arch Capital Group Ltd.*	11,749	1,126,964
Arthur J. Gallagher & Co.	8,419	2,178,753
Assurant, Inc.	1,684	405,591
Brown & Brown, Inc.	9,835	783,849
Chubb Ltd.	11,990	3,742,319
Cincinnati Financial Corp.	5,061	826,562
Erie Indemnity Co. “A”	882	252,825
Everest Group Ltd.	1,342	455,408
Globe Life, Inc.	2,715	379,720
Hartford Insurance Group, Inc.	9,065	1,249,157
Loews Corp.	5,451	574,045
Marsh & McLennan Companies, Inc.	16,018	2,971,659
MetLife, Inc.	18,241	1,439,945
Principal Financial Group, Inc.	6,496	573,012
Progressive Corp.	19,198	4,371,769
Prudential Financial, Inc.	11,385	1,285,139
Travelers Companies, Inc.	7,293	2,115,408
W.R. Berkley Corp.	9,774	685,353
Willis Towers Watson PLC	3,115	1,023,589
		33,908,834
Health Care 9.5%
Biotechnology 1.7%
AbbVie, Inc.	57,815	13,210,150
Amgen, Inc.	17,616	5,765,893
Biogen, Inc.*	4,765	838,592
Gilead Sciences, Inc.	40,576	4,980,298
Incyte Corp.*	5,509	544,124
Moderna, Inc.*	11,637	343,175
Regeneron Pharmaceuticals, Inc.	3,296	2,544,084
Vertex Pharmaceuticals, Inc.*	8,295	3,760,621
		31,986,937
Health Care Equipment & Supplies 2.0%
Abbott Laboratories	56,875	7,125,869
Align Technology, Inc.*	2,257	352,431
Baxter International, Inc.	17,168	328,080
Becton Dickinson & Co.	9,401	1,824,452
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	25

	Shares	Value ($)
Boston Scientific Corp.*	48,452	4,619,898
Dexcom, Inc.*	12,729	844,824
Edwards Lifesciences Corp.*	18,962	1,616,510
GE HealthCare Technologies, Inc.	15,048	1,234,237
Hologic, Inc.*	7,200	536,328
IDEXX Laboratories, Inc.*	2,610	1,765,743
Insulet Corp.*	2,353	668,817
Intuitive Surgical, Inc.*	11,595	6,566,944
Medtronic PLC	41,937	4,028,468
ResMed, Inc.	4,715	1,135,702
Solventum Corp.*	4,721	374,092
STERIS PLC	3,182	806,701
Stryker Corp.	11,241	3,950,874
The Cooper Companies, Inc.*	6,654	545,362
Zimmer Biomet Holdings, Inc.	6,618	595,091
		38,920,423
Health Care Providers & Services 1.6%
Cardinal Health, Inc.	7,767	1,596,119
Cencora, Inc.	6,337	2,140,322
Centene Corp.*	15,675	645,026
Cigna Group	8,721	2,400,281
CVS Health Corp.	41,534	3,296,138
DaVita, Inc.*	1,058	120,199
Elevance Health, Inc.	7,257	2,543,941
HCA Healthcare, Inc.	5,233	2,443,078
Henry Schein, Inc.*	3,431	259,315
Humana, Inc.	3,928	1,006,079
Labcorp Holdings, Inc.	2,704	678,380
McKesson Corp.	4,037	3,311,511
Molina Healthcare, Inc.*	1,662	288,424
Quest Diagnostics, Inc.	3,631	630,087
UnitedHealth Group, Inc.	29,631	9,781,489
Universal Health Services, Inc. “B”	1,793	390,910
		31,531,299
Life Sciences Tools & Services 0.9%
Agilent Technologies, Inc.	9,173	1,248,170
Bio-Techne Corp.	5,195	305,518
Charles River Laboratories International, Inc.*	1,547	308,596
Danaher Corp.	20,549	4,704,077
IQVIA Holdings, Inc.*	5,536	1,247,870
Mettler-Toledo International, Inc.*	663	924,348
Revvity, Inc.	3,864	373,842
The accompanying notes are an integral part of the financial statements.

26	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)
Thermo Fisher Scientific, Inc.	12,287	7,119,702
Waters Corp.*	1,938	736,110
West Pharmaceutical Services, Inc.	2,343	644,653
		17,612,886
Pharmaceuticals 3.3%
Bristol-Myers Squibb Co.	66,535	3,588,898
Eli Lilly & Co.	25,982	27,922,336
Johnson & Johnson	78,838	16,315,524
Merck & Co., Inc.	81,190	8,546,059
Pfizer, Inc.	185,689	4,623,656
Viatris, Inc.	39,160	487,542
Zoetis, Inc.	14,527	1,827,787
		63,311,802
Industrials 8.1%
Aerospace & Defense 2.2%
Axon Enterprise, Inc.*	2,579	1,464,691
Boeing Co.*	25,604	5,559,141
GE Aerospace	34,506	10,628,883
General Dynamics Corp.	8,288	2,790,238
Howmet Aerospace, Inc.	13,144	2,694,783
Huntington Ingalls Industries, Inc.	1,275	433,589
L3Harris Technologies, Inc.	6,186	1,816,024
Lockheed Martin Corp.	6,661	3,221,726
Northrop Grumman Corp.	4,388	2,502,082
RTX Corp.	43,875	8,046,675
Textron, Inc.	5,642	491,813
TransDigm Group, Inc.	1,840	2,446,924
		42,096,569
Air Freight & Logistics 0.3%
C.H. Robinson Worldwide, Inc.	3,897	626,482
Expeditors International of Washington, Inc.	4,481	667,714
FedEx Corp.	7,057	2,038,485
United Parcel Service, Inc. “B”	24,054	2,385,916
		5,718,597
Building Products 0.4%
A.O. Smith Corp.	3,561	238,160
Allegion PLC	2,758	439,129
Builders FirstSource, Inc.*	3,712	381,928
Carrier Global Corp.	25,817	1,364,170
Johnson Controls International PLC	19,978	2,392,365
Lennox International, Inc.	1,036	503,061
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	27

	Shares	Value ($)
Masco Corp.	7,063	448,218
Trane Technologies PLC	7,248	2,820,921
		8,587,952
Commercial Services & Supplies 0.5%
Cintas Corp.	11,117	2,090,774
Copart, Inc.*	29,043	1,137,033
Republic Services, Inc.	6,622	1,403,401
Rollins, Inc.	9,857	591,617
Veralto Corp.	8,015	799,737
Waste Management, Inc.	12,195	2,679,363
		8,701,925
Construction & Engineering 0.2%
Comfort Systems USA, Inc.	1,152	1,075,150
EMCOR Group, Inc.	1,463	895,049
Quanta Services, Inc.	4,877	2,058,386
		4,028,585
Electrical Equipment 0.8%
AMETEK, Inc.	7,617	1,563,846
Eaton Corp. PLC	12,690	4,041,892
Emerson Electric Co.	18,517	2,457,576
GE Vernova, Inc.	8,879	5,803,048
Generac Holdings, Inc.*	1,971	268,785
Hubbell, Inc.	1,748	776,305
Rockwell Automation, Inc.	3,643	1,417,382
		16,328,834
Ground Transportation 0.8%
CSX Corp.	61,279	2,221,364
J.B. Hunt Transport Services, Inc.	2,450	476,133
Norfolk Southern Corp.	7,321	2,113,719
Old Dominion Freight Line, Inc.	5,988	938,918
Uber Technologies, Inc.*	67,971	5,553,911
Union Pacific Corp.	19,407	4,489,227
		15,793,272
Industrial Conglomerates 0.4%
3M Co.	17,375	2,781,738
Honeywell International, Inc.	20,760	4,050,068
		6,831,806
Machinery 1.6%
Caterpillar, Inc.	15,314	8,772,931
Cummins, Inc.	4,501	2,297,536
The accompanying notes are an integral part of the financial statements.

28	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)
Deere & Co.	8,221	3,827,451
Dover Corp.	4,464	871,551
Fortive Corp.	10,173	561,651
IDEX Corp.	2,392	425,633
Illinois Tool Works, Inc.	8,622	2,123,599
Ingersoll Rand, Inc.	11,631	921,408
Nordson Corp.	1,696	407,769
Otis Worldwide Corp.	12,726	1,111,616
PACCAR, Inc.	17,098	1,872,402
Parker-Hannifin Corp.	4,128	3,628,347
Pentair PLC	5,495	572,249
Snap-on, Inc.	1,716	591,334
Stanley Black & Decker, Inc.	5,196	385,959
Westinghouse Air Brake Technologies Corp.	5,574	1,189,770
Xylem, Inc.	8,029	1,093,389
		30,654,595
Passenger Airlines 0.2%
Delta Air Lines, Inc.	21,103	1,464,548
Southwest Airlines Co.	16,882	697,733
United Airlines Holdings, Inc.*	10,669	1,193,008
		3,355,289
Professional Services 0.5%
Automatic Data Processing, Inc.	13,228	3,402,639
Broadridge Financial Solutions, Inc.	3,799	847,823
Dayforce, Inc.*	5,439	376,161
Equifax, Inc.	3,986	864,882
Jacobs Solutions, Inc.	4,009	531,032
Leidos Holdings, Inc.	4,174	752,990
Paychex, Inc.	10,556	1,184,172
Paycom Software, Inc.	1,680	267,725
Verisk Analytics, Inc.	4,612	1,031,658
		9,259,082
Trading Companies & Distributors 0.2%
Fastenal Co.	37,503	1,504,996
United Rentals, Inc.	2,076	1,680,148
W.W. Grainger, Inc.	1,424	1,436,887
		4,622,031
Information Technology 34.1%
Communications Equipment 0.9%
Arista Networks, Inc.*	33,764	4,424,097
Cisco Systems, Inc.	128,927	9,931,247
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	29

	Shares	Value ($)
F5, Inc.*	1,933	493,417
Motorola Solutions, Inc.	5,430	2,081,428
		16,930,189
Electronic Equipment, Instruments & Components 0.7%
Amphenol Corp. “A”	40,027	5,409,249
CDW Corp.	4,214	573,947
Corning, Inc.	25,664	2,247,140
Jabil, Inc.	3,476	792,597
Keysight Technologies, Inc.*	5,602	1,138,270
TE Connectivity PLC	9,599	2,183,868
Teledyne Technologies, Inc.*	1,572	802,868
Zebra Technologies Corp. “A” *	1,613	391,669
		13,539,608
IT Services 0.9%
Accenture PLC “A”	20,286	5,442,734
Akamai Technologies, Inc.*	4,822	420,719
Cognizant Technology Solutions Corp. “A”	15,744	1,306,752
EPAM Systems, Inc.*	1,868	382,716
Gartner, Inc.*	2,345	591,597
GoDaddy, Inc. “A” *	4,375	542,850
International Business Machines Corp.	30,587	9,060,175
VeriSign, Inc.	2,718	660,338
		18,407,881
Semiconductors & Semiconductor Equipment 14.1%
Advanced Micro Devices, Inc.*	53,259	11,405,947
Analog Devices, Inc.	16,088	4,363,066
Applied Materials, Inc.	26,061	6,697,416
Broadcom, Inc.	154,503	53,473,488
First Solar, Inc.*	3,503	915,089
Intel Corp.*	146,664	5,411,902
KLA Corp.	4,297	5,221,199
Lam Research Corp.	41,082	7,032,417
Microchip Technology, Inc.	17,632	1,123,511
Micron Technology, Inc.	36,721	10,480,541
Monolithic Power Systems, Inc.	1,558	1,412,109
NVIDIA Corp.	795,031	148,273,282
NXP Semiconductors NV	8,274	1,795,954
ON Semiconductor Corp.*	13,072	707,849
Qnity Electronics, Inc.	6,979	569,835
QUALCOMM, Inc.	35,018	5,989,829
Skyworks Solutions, Inc.	5,101	323,454
The accompanying notes are an integral part of the financial statements.

30	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)
Teradyne, Inc.	5,117	990,447
Texas Instruments, Inc.	29,719	5,155,949
		271,343,284
Software 10.2%
Adobe, Inc.*	13,681	4,788,213
AppLovin Corp. “A” *	8,856	5,967,350
Autodesk, Inc.*	6,951	2,057,566
Cadence Design Systems, Inc.*	8,900	2,781,962
Crowdstrike Holdings, Inc. “A” *	8,207	3,847,113
Datadog, Inc. “A” *	10,637	1,446,526
Fair Isaac Corp.*	775	1,310,230
Fortinet, Inc.*	20,667	1,641,166
Gen Digital, Inc.	18,135	493,091
Intuit, Inc.	9,121	6,041,933
Microsoft Corp.	243,180	117,606,712
Oracle Corp.	55,027	10,725,313
Palantir Technologies, Inc. “A” *	74,736	13,284,324
Palo Alto Networks, Inc.*	22,367	4,120,001
PTC, Inc.*	4,015	699,453
Roper Technologies, Inc.	3,482	1,549,943
Salesforce, Inc.	31,134	8,247,708
ServiceNow, Inc.*	34,375	5,265,906
Synopsys, Inc.*	6,075	2,853,778
Trimble, Inc.*	7,949	622,804
Tyler Technologies, Inc.*	1,394	632,806
Workday, Inc. “A” *	7,144	1,534,388
		197,518,286
Technology Hardware, Storage & Peripherals 7.3%
Apple, Inc.	483,441	131,428,270
Dell Technologies, Inc. “C”	9,919	1,248,604
Hewlett Packard Enterprise Co.	42,726	1,026,278
HP, Inc.	30,239	673,725
NetApp, Inc.	6,468	692,658
Sandisk Corp.*	4,610	1,094,322
Seagate Technology Holdings PLC	7,122	1,961,327
Super Micro Computer, Inc.*	16,854	493,317
Western Digital Corp.	11,173	1,924,773
		140,543,274
Materials 1.8%
Chemicals 0.9%
Air Products & Chemicals, Inc.	7,219	1,783,237
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	31

	Shares	Value ($)
Albemarle Corp.	3,954	559,254
CF Industries Holdings, Inc.	5,327	411,990
Corteva, Inc.	22,038	1,477,207
Dow, Inc.	22,790	532,830
DuPont de Nemours, Inc.	13,958	561,112
Ecolab, Inc.	8,387	2,201,755
International Flavors & Fragrances, Inc.	8,248	555,833
Linde PLC	15,277	6,513,960
LyondellBasell Industries NV “A”	8,117	351,466
Mosaic Co.	10,775	259,570
PPG Industries, Inc.	7,219	739,659
Sherwin-Williams Co.	7,536	2,441,890
		18,389,763
Construction Materials 0.3%
CRH PLC	21,890	2,731,872
Martin Marietta Materials, Inc.	1,992	1,240,339
Vulcan Materials Co.	4,365	1,244,985
		5,217,196
Containers & Packaging 0.2%
Amcor PLC	74,638	622,481
Avery Dennison Corp.	2,470	449,244
Ball Corp.	9,119	483,033
International Paper Co.	17,140	675,145
Packaging Corp. of America	2,988	616,215
Smurfit WestRock PLC	16,863	652,092
		3,498,210
Metals & Mining 0.4%
Freeport-McMoRan, Inc.	47,172	2,395,866
Newmont Corp.	35,674	3,562,049
Nucor Corp.	7,565	1,233,927
Steel Dynamics, Inc.	4,446	753,374
		7,945,216
Real Estate 1.8%
Health Care REITs 0.3%
Alexandria Real Estate Equities, Inc.	5,224	255,663
Healthpeak Properties, Inc.	23,390	376,111
Ventas, Inc.	15,344	1,187,319
Welltower, Inc.	22,463	4,169,357
		5,988,450
The accompanying notes are an integral part of the financial statements.

32	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)
Hotel & Resort REITs 0.0%
Host Hotels & Resorts, Inc.	20,578	364,848
Industrial REITs 0.2%
Prologis, Inc.	30,371	3,877,162
Office REITs 0.0%
BXP, Inc.	4,906	331,057
Real Estate Management & Development 0.1%
CBRE Group, Inc. “A” *	9,577	1,539,886
CoStar Group, Inc.*	13,801	927,979
		2,467,865
Residential REITs 0.2%
AvalonBay Communities, Inc.	4,520	819,521
Camden Property Trust	3,523	387,812
Equity Residential	11,061	697,285
Essex Property Trust, Inc.	2,135	558,687
Invitation Homes, Inc.	18,849	523,814
Mid-America Apartment Communities, Inc.	3,728	517,856
UDR, Inc.	10,329	378,868
		3,883,843
Retail REITs 0.3%
Federal Realty Investment Trust	2,625	264,600
Kimco Realty Corp.	22,663	459,379
Realty Income Corp.	30,236	1,704,403
Regency Centers Corp.	5,103	352,260
Simon Property Group, Inc.	10,717	1,983,824
		4,764,466
Specialized REITs 0.7%
American Tower Corp.	15,417	2,706,763
Crown Castle, Inc.	14,186	1,260,710
Digital Realty Trust, Inc.	10,531	1,629,251
Equinix, Inc.	3,206	2,456,309
Extra Space Storage, Inc.	6,893	897,606
Iron Mountain, Inc.	9,629	798,726
Public Storage	5,218	1,354,071
SBA Communications Corp.	3,456	668,494
VICI Properties, Inc.	34,633	973,880
Weyerhaeuser Co.	23,129	547,926
		13,293,736
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	33

	Shares	Value ($)
Utilities 2.2%
Electric Utilities 1.5%
Alliant Energy Corp.	8,289	538,868
American Electric Power Co., Inc.	17,565	2,025,420
Constellation Energy Corp.	10,217	3,609,360
Duke Energy Corp.	25,481	2,986,628
Edison International	12,869	772,397
Entergy Corp.	14,613	1,350,680
Evergy, Inc.	7,408	537,006
Eversource Energy	12,345	831,189
Exelon Corp.	33,033	1,439,908
FirstEnergy Corp.	16,971	759,792
NextEra Energy, Inc.	68,156	5,471,564
NRG Energy, Inc.	6,267	997,957
PG&E Corp.	71,733	1,152,749
Pinnacle West Capital Corp.	3,777	335,020
PPL Corp.	23,942	838,449
Southern Co.	36,092	3,147,222
Xcel Energy, Inc.	19,151	1,414,493
		28,208,702
Gas Utilities 0.0%
Atmos Energy Corp.	5,240	878,381
Independent Power & Renewable Electricity Producers 0.1%
AES Corp.	24,344	349,093
Vistra Corp.	10,402	1,678,155
		2,027,248
Multi-Utilities 0.6%
Ameren Corp.	8,775	876,272
CenterPoint Energy, Inc.	21,701	832,016
CMS Energy Corp.	10,144	709,370
Consolidated Edison, Inc.	11,790	1,170,983
Dominion Energy, Inc.	27,937	1,636,829
DTE Energy Co.	6,769	873,066
NiSource, Inc.	15,441	644,816
Public Service Enterprise Group, Inc.	16,265	1,306,079
Sempra	21,414	1,890,642
WEC Energy Group, Inc.	10,461	1,103,217
		11,043,290
The accompanying notes are an integral part of the financial statements.

34	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)
Water Utilities 0.0%
American Water Works Co., Inc.	6,487	846,553
Total Common Stocks (Cost $347,373,029)		1,911,978,891

	Principal Amount ($)	Value ($)
Government & Agency Obligations 0.1%
U.S. Treasury Obligations
U.S. Treasury Bills, 3.488% (b), 5/7/2026 (c) (Cost $1,109,171)	1,123,000	1,109,223

	Shares	Value ($)
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 3.66% (d) (e) (Cost $461,650)	461,650	461,650
Cash Equivalents 0.8%
DWS Central Cash Management Government Fund, 3.77% (d) (Cost $15,788,796)	15,788,796	15,788,796

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $364,732,646)	100.0	1,929,338,560
Other Assets and Liabilities, Net	0.0	351,752
Net Assets	100.0	1,929,690,312
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	35

A summary of the Fund’s transactions with affiliated investments during the year ended December 31, 2025 are as follows:
Value ($) at 12/31/2024	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 12/31/2025	Value ($) at 12/31/2025
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 3.66% (d) (e)
360,800	100,850 (f)	—	—	—	2,153	—	461,650	461,650
Cash Equivalents 0.8%
DWS Central Cash Management Government Fund, 3.77% (d)
16,184,739	166,854,634	167,250,577	—	—	535,449	—	15,788,796	15,788,796
16,545,539	166,955,484	167,250,577	—	—	537,602	—	16,250,446	16,250,446

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, “Other Assets and
Liabilities, Net”  may include pending sales that are also on loan. The value of securities loaned at December 31, 2025 amounted to $720,752, which is 0.04% of net assets.

(b)	Annualized yield at time of purchase; not a coupon rate.
(c)	At December 31, 2025, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $281,669.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended December 31, 2025.

REIT: Real Estate Investment Trust
S&P: Standard & Poor’s
At December 31, 2025, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
E-mini S&P 500 Index	USD	3/20/2026	49	16,874,593	16,886,625	12,032
Currency Abbreviation(s)

USD	United States Dollar
For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.
The accompanying notes are an integral part of the financial statements.

36	|	Deutsche DWS Equity 500 Index Portfolio

Fair Value Measurements
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of December 31, 2025 in valuing the Portfolio’s investments. For information on the Portfolio’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$1,911,978,891	$—	$—	$1,911,978,891
Government & Agency Obligations	—	1,109,223	—	1,109,223
Short-Term Investments (a)	16,250,446	—	—	16,250,446
Derivatives (b)
Futures Contracts	12,032	—	—	12,032
Total	$1,928,241,369	$1,109,223	$—	$1,929,350,592

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	37

Statement of Assets and Liabilities
as of December 31, 2025

Assets
Investments in non-affiliated securities, at value (cost $348,482,200) — including $720,752 of securities loaned	$1,913,088,114
Investment in DWS Government & Agency Securities Portfolio (cost $461,650)*	461,650
Investment in DWS Central Cash Management Government Fund (cost $15,788,796)	15,788,796
Cash	10,000
Receivable for investments sold	158,053
Dividends receivable	971,996
Affiliated securities lending income receivable	113
Other assets	26,454
Total assets	1,930,505,176
Liabilities
Payable upon return of securities loaned	461,650
Payable for variation margin on futures contracts	126,748
Accrued management fee	82,754
Accrued Trustees' fees	14,135
Other accrued expenses and payables	129,577
Total liabilities	814,864
Net assets, at value	$1,929,690,312
*
Represents collateral on securities loaned. In addition, the Fund held non-cash collateral having a value of $281,669.
The accompanying notes are an integral part of the financial statements.

38	|	Deutsche DWS Equity 500 Index Portfolio

Statement of Operations
for the year ended December 31, 2025

Investment Income
Income:
Dividends (net of foreign taxes withheld of $124,689)	$22,865,588
Interest	41,409
Income distributions — DWS Central Cash Management Government Fund	535,449
Affiliated securities lending income	2,153
Total income	23,444,599
Expenses:
Management fee	909,296
Administration fee	545,578
Custodian fee	24,925
Professional fees	90,659
Reports to shareholders	21,269
Trustees' fees and expenses	53,735
Other	88,663
Total expenses	1,734,125
Net investment income	21,710,474
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	115,491,718
Futures	2,162,163
117,653,881
Change in net unrealized appreciation (depreciation) on:
Investments	162,487,227
Futures	610,032
163,097,259
Net gain (loss)	280,751,140
Net increase (decrease) in net assets resulting from operations	$302,461,614
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	39

Statements of Changes in Net Assets
Deutsche DWS Equity 500 Index Portfolio
	Years Ended December 31,
Increase (Decrease) in Net Assets	2025	2024
Operations:
Net investment income	$21,710,474	$22,339,188
Net realized gain (loss)	117,653,881	154,795,985
Change in net unrealized appreciation (depreciation)	163,097,259	198,883,991
Net increase (decrease) in net assets resulting from operations	302,461,614	376,019,164
Capital transactions in shares of beneficial interest:
Proceeds from capital invested	55,299,620	19,606,556
Value of capital withdrawn	(198,801,904)	(205,507,065)
Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	(143,502,284)	(185,900,509)
Increase (decrease) in net assets	158,959,330	190,118,655
Net assets at beginning of period	1,770,730,982	1,580,612,327
Net assets at end of period	$1,929,690,312	$1,770,730,982

The accompanying notes are an integral part of the financial statements.

40	|	Deutsche DWS Equity 500 Index Portfolio

Financial Highlights
Deutsche DWS Equity 500 Index Portfolio
	Years Ended December 31,
	2025	2024	2023	2022	2021
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1,930	1,771	1,581	1,482	2,008
Ratio of expenses (%)	.10	.10	.10	.10	.10
Ratio of net investment income (%)	1.19	1.30	1.58	1.53	1.31
Portfolio turnover rate (%)	2	2	2	2	2
Total investment return (%)[a]	17.68	24.86	26.15	(18.17)	28.53

[a]	Total investment return for the Portfolio was derived from the performance of the Institutional Class of DWS Equity 500 Index Fund.
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	41

Notes to Financial Statements
A.
Organization and Significant Accounting Policies
Deutsche DWS Equity 500 Index Portfolio (the “Portfolio” ) is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as a diversified open-end management investment company organized as a New York trust.
The Portfolio is a master fund; a master/feeder fund structure is one in which a fund (a “feeder fund” ), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the “master fund” ) with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. The Portfolio has two affiliated DWS feeder funds, with a significant ownership percentage of the Portfolio’s net assets. Investment activities of these feeder funds could have a material impact on the Portfolio. As of December 31, 2025, DWS S&P 500 Index Fund and DWS Equity 500 Index Fund owned approximately 78% and 22%, respectively, of the Portfolio.
The Portfolio’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Portfolio qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.
Operating Segment. The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07” ). ASU 2023-07 impacts financial statement disclosures only and does not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Executive Officer acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole, and the Fund’s long-term strategic asset allocation is

42	|	Deutsche DWS Equity 500 Index Portfolio

pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy that is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets”  and results of operations and significant segment expenses are listed on the accompanying Statement of Operations.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor” ) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee” ) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.
Debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading

Deutsche DWS Equity 500 Index Portfolio	|	43

characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Portfolio’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Securities Lending. National Financial Services LLC (Fidelity Agency Lending), as securities lending agent, lends securities of the Portfolio to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Portfolio continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Portfolio requires the borrowers of the securities to maintain collateral with the Portfolio consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the year ended December 31, 2025, the Fund invested the cash collateral, if any, into a

44	|	Deutsche DWS Equity 500 Index Portfolio

joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.14% annualized effective rate as of December 31, 2025) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Portfolio receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Portfolio or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Portfolio is not able to recover securities lent, the Portfolio may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Portfolio is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of December 31, 2025, the Fund had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.
Remaining Contractual Maturity of the Agreements as of December 31, 2025

	Overnight and Continuous	˂30 days	Between 30 & 90 days	˃90 days	Total
Securities Lending Transactions
Common Stocks	$743,319	$—	$—	$—	$743,319
Gross amount of recognized liabilities and cash collateral for securities lending transactions:					$461,650
Gross amount of unrecognized liabilities related to non-cash collateral for securities lending transactions:					$281,669
Tax Information. The Portfolio is considered a partnership under the Internal Revenue Code of 1986, as amended. Therefore, no federal income tax provision is necessary.
It is intended that the Portfolio’s assets, income and distributions will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investor invested all of its assets in the Portfolio.
At December 31, 2025, the aggregate cost of investments for federal income tax purposes was $381,984,861. The net unrealized appreciation for all investments based on tax cost was $1,547,353,699. This consisted

Deutsche DWS Equity 500 Index Portfolio	|	45

of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $1,584,474,442 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $37,120,743.
The Portfolio files tax returns with the Internal Revenue Service, the State of New York, and various other states. Each of the tax years in the four-year period ended December 31, 2025, remains subject to examination by taxing authorities.
Contingencies. In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.
The Portfolio makes a daily allocation of its net investment income and realized and unrealized gains and losses from securities, futures and foreign currency transactions to its investors in proportion to their investment in the Portfolio.
B.
Derivative Instruments
A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the year ended December 31, 2025, the Portfolio invested in futures contracts to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market.
Upon entering into a futures contract, the Portfolio is required to deposit with a financial intermediary cash or securities (“initial margin” ) in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin” ) are made or received by the Portfolio dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange-traded,

46	|	Deutsche DWS Equity 500 Index Portfolio

counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default.
Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Portfolio’s ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts disclosed in the Statement of Assets and Liabilities.
A summary of the open futures contracts as of December 31, 2025, is included in a table following the Portfolio’s Investment Portfolio. For the year ended December 31, 2025, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $7,076,000 to $21,888,000.
The following table summarizes the value of the Portfolio’s derivative instruments held as of December 31, 2025, presented by primary underlying risk exposure:
Asset Derivatives	Futures Contracts
Equity Contracts (a)	$12,032
The above derivative is located in the following Statement of Assets and Liabilities account:

(a)
Futures contracts are reported in the table above using cumulative appreciation of futures contracts, as reported in the futures contracts table following the Fund’s
Investment Portfolio; within the Statement of Assets and Liabilities, the variation margin at period end is reported as Receivable (Payable) for variation margin on futures contracts.

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Portfolio earnings during the year ended December 31, 2025 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Futures Contracts
Equity Contracts (a)	$2,162,163
The above derivative is located in the following Statement of Operations account:

(a)	Net realized gain (loss) from futures contracts

Deutsche DWS Equity 500 Index Portfolio	|	47

Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Equity Contracts (a)	$610,032
The above derivative is located in the following Statement of Operations account:

(a)	Change in net unrealized appreciation (depreciation) on futures contracts
C.
Purchases and Sales of Securities
During the year ended December 31, 2025, purchases and sales of investment securities (excluding short-term investments and U.S. Treasury securities) aggregated $40,544,027 and $158,367,083, respectively.
D.
Related Parties
DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), serves as the investment manager to the Portfolio.
Management Agreement. Under its Investment Management Agreement with the Portfolio, the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Portfolio or delegates such responsibility to the Portfolio’s sub-advisor. Northern Trust Investments, Inc. (“NTI” ) serves as sub-advisor to the Portfolio and is paid by the Advisor for its services. NTI is responsible for the day-to-day management of the Portfolio.
The management fee payable under the Investment Management Agreement is equal to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.05% of the Portfolio’s average daily net assets, computed and accrued daily and payable monthly.
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Portfolio. For all services provided under the Administrative Services Agreement, the Portfolio pays the Advisor an annual fee (“Administration Fee” ) of 0.03% of the Portfolio’s average daily net assets, computed and accrued daily and payable monthly. For the year ended December 31, 2025, the Administration Fee was $545,578, of which $49,653 is unpaid.
Other Service Fee. Under an agreement with the Portfolio, DIMA is compensated for providing regulatory filing services to the Portfolio. For the year ended December 31, 2025, the amount charged to the Portfolio by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $915, of which $280 is unpaid.
Trustees’ Fees and Expenses. The Portfolio paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

48	|	Deutsche DWS Equity 500 Index Portfolio

Affiliated Cash Management Vehicles. The Portfolio may invest uninvested cash balances in DWS Central Cash Management Government Fund, an affiliated money market fund which is managed by the Advisor. DWS Central Cash Management Government Fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest and seeks to maintain a stable net asset value. The Portfolio indirectly bears its proportionate share of the expenses of its investment in DWS Central Cash Management Government Fund. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee.
E.
Line of Credit
The Portfolio and other affiliated funds (the “Participants” ) share in a $345 million revolving credit facility provided by a syndication of banks. The Portfolio may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement. The Portfolio had no outstanding loans at December 31, 2025.

Deutsche DWS Equity 500 Index Portfolio	|	49

Report of Independent Registered Public Accounting Firm
To the Board of Trustees and Holders of Beneficial Interest in Deutsche DWS Equity 500 Index Portfolio:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Deutsche DWS Equity 500 Index Portfolio (the “Portfolio” ), including the investment portfolio, as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements” ). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB” ) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and in accordance with the relevant ethical requirements relating to our audits.
We conducted our audits in accordance with the auditing standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of the Portfolio’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.

50	|	Deutsche DWS Equity 500 Index Portfolio

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers, and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.
Boston, Massachusetts
February 23, 2026

Deutsche DWS Equity 500 Index Portfolio	|	51

Advisory Agreement Board Considerations and Fee Evaluation
DWS Equity 500 Index Fund (the “Fund” ), a series of Deutsche DWS Institutional Funds, invests substantially all of its assets in Deutsche DWS Equity 500 Index Portfolio (the “Portfolio” ) in order to achieve its investment objective. The Portfolio’s Board of Trustees approved the renewal of the Portfolio’s investment management agreement (the “Portfolio Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) and the sub-advisory agreement (the “Sub-Advisory Agreement” ) between DIMA and Northern Trust Investments, Inc. (“NTI” ), and the Fund’s Board of Trustees (which consists of the same members as the Board of Trustees of the Portfolio) approved the renewal of the Fund’s investment management agreement with DIMA (the “Fund Agreement”  and together with the Portfolio Agreement and the Sub-Advisory Agreement, the “Agreements” ) in September 2025. The Portfolio’s Board of Trustees and the Fund’s Board of Trustees are collectively referred to as the “Board”  or “Trustees.”
In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:
—
During the entire process, all of the Portfolio’s and the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel, including materials containing information on performance, fees and expenses, profitability, economies of scale and fall-out benefits.
—
The Board also received extensive information throughout the year regarding performance of the Portfolio and the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters.
—
In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund’s distribution agreement, administrative services agreement, transfer agency agreement, and certain other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Portfolio and the Fund since their inception, and the Board believes that a long-term relationship

52	|	DWS Equity 500 Index Fund

with a capable, conscientious advisor is in the best interests of the Portfolio and the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Portfolio and the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Board considers these and many other factors, including the quality and integrity of DIMA’s and NTI’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA and NTI provide portfolio management services to the Portfolio and the Fund and that, pursuant to separate administrative services agreements, DIMA provides administrative services to the Portfolio and the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Portfolio and the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. Throughout the course of the year, the Board also received information regarding DIMA’s oversight of fund sub-advisors, including NTI. The Board reviewed the Portfolio’s and the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2024, the Fund’s performance

DWS Equity 500 Index Fund	|	53

(Institutional Class shares) was in the 2nd quartile of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).
Fees and Expenses. The Board considered the Portfolio’s and the Fund’s investment management fee schedules, the Portfolio’s sub-advisory fee schedule, the Fund’s operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Portfolio and the Fund, which include 0.03% and 0.097% fees paid to DIMA under the respective administrative services agreements, were equal to the median (2nd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2024). The Board noted that, although shareholders of the Fund indirectly bear the Portfolio’s management fee, the Fund does not charge an additional investment management fee. With respect to the sub-advisory fee paid to NTI, the Board noted that the fee is paid by DIMA out of its fee and not directly by the Portfolio. The Board noted that the Fund’s Institutional Class shares total (net) operating expenses, which include Portfolio expenses allocated to the Fund, were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2024) (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ) and considered differences between the Portfolio and the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Portfolio and the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA and NTI.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreements. The Board considered the

54	|	DWS Equity 500 Index Fund

estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was in line with the overall profitability levels of most comparable firms for which such data was available. The Board did not consider the profitability of NTI with respect to the Portfolio. The Board noted that DIMA pays NTI’s fee out of its management fee, and its understanding that the Portfolio’s sub-advisory fee schedule was the product of an arm’s length negotiation with DIMA.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Portfolio and the Fund and whether the Portfolio and the Fund benefit from any economies of scale. In this regard, the Board observed that while the Portfolio’s and the Fund’s current investment management fee schedule does not include breakpoints, the Portfolio’s and the Fund’s fee schedule represents an appropriate sharing between the Portfolio and the Fund and DIMA of such economies of scale as may exist in the management of the Portfolio and the Fund at current asset levels.
Other Benefits to DIMA and NTI and Their Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and NTI and their affiliates, including any fees received by DIMA for administrative services provided to the Portfolio and to the Fund and any fees received by an affiliate of DIMA for transfer agency services provided to the Fund. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Portfolio’s and the Fund’s management fees were reasonable.

DWS Equity 500 Index Fund	|	55

Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters; and (iii) ongoing efforts to enhance the compliance program. The Board also considered the attention and resources dedicated by DIMA to the oversight of the investment sub-advisor’s compliance program and compliance with the applicable fund policies and procedures.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreements is in the best interests of the Portfolio and the Fund. In making this determination, the Board did not give particular weight to any single factor identified above and individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present.
DE500-BFE2025

56	|	DWS Equity 500 Index Fund

DE500-NCSRA

December 31, 2025
Annual Financial Statements and Other Information
DWS S&P 500 Index Fund

Contents
DWS S&P 500 Index Fund
3	Statement of Assets and Liabilities
4	Statement of Operations
5	Statements of Changes in Net Assets
6	Financial Highlights
10	Notes to Financial Statements
18	Report of Independent Registered Public Accounting Firm
20	Tax Information
Deutsche DWS Equity 500 Index Portfolio
22	Investment Portfolio
41	Statement of Assets and Liabilities
42	Statement of Operations
43	Statements of Changes in Net Assets
44	Financial Highlights
45	Notes to Financial Statements
53	Report of Independent Registered Public Accounting Firm
55	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

2	|	DWS S&P 500 Index Fund

Statement of Assets and Liabilities
as of December 31, 2025

Assets
Investments in Deutsche DWS Equity 500 Index Portfolio, at value	$1,503,235,846
Receivable for Fund shares sold	101,774
Other assets	30,133
Total assets	1,503,367,753
Liabilities
Payable for Fund shares redeemed	462,768
Accrued Trustees' fees	1,550
Other accrued expenses and payables	606,707
Total liabilities	1,071,025
Net assets, at value	$1,502,296,728
Net Assets Consist of
Distributable earnings (loss)	1,241,209,721
Paid-in capital	261,087,007
Net assets, at value	$1,502,296,728
Net Asset Value
Class A
Net Asset Value and redemption price per share ($289,887,056 ÷ 5,374,358 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$53.94
Maximum offering price per share (100 ÷ 95.50 of $53.94)	$56.48
Class C
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share per share ($69,679,739 ÷ 1,295,307 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$53.79
Class R6
Net Asset Value, offering and redemption price per share ($7,210,641 ÷ 133,281 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$54.10
Class S
Net Asset Value, offering and redemption price per share ($1,135,519,292 ÷ 20,988,775 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$54.10
The accompanying notes are an integral part of the financial statements.

DWS S&P 500 Index Fund	|	3

Statement of Operations
for the year ended December 31, 2025

Investment Income
Income and expenses allocated from Deutsche DWS Equity 500 Index Portfolio:
Dividends (net of foreign taxes withheld of $97,273)	$17,834,591
Interest	32,284
Income distributions — DWS Central Cash Management Government Fund	417,585
Securities lending income, net of borrower rebates	1,679
Expenses	(1,352,608)
Net investment income allocated from Deutsche DWS Equity 500 Index Portfolio	16,933,531
Expenses:
Administration fee	1,375,020
Services to shareholders	1,147,243
Distribution and service fees	1,325,730
Professional fees	58,887
Reports to shareholders	34,149
Registration fees	77,766
Trustees' fees and expenses	5,271
Other	25,489
Total expenses	4,049,555
Net investment income	12,883,976
Realized and Unrealized Gain (Loss)
Net realized gain (loss) allocated from Deutsche DWS Equity 500 Index Portfolio:
Investments	90,071,380
Futures	1,679,245
91,750,625
Change in net unrealized appreciation (depreciation) allocated from Deutsche DWS Equity 500 Index Portfolio:
Investments	125,408,071
Futures	470,739
125,878,810
Net gain (loss)	217,629,435
Net increase (decrease) in net assets resulting from operations	$230,513,411
The accompanying notes are an integral part of the financial statements.

4	|	DWS S&P 500 Index Fund

Statements of Changes in Net Assets
	Years Ended December 31,
Increase (Decrease) in Net Assets	2025	2024
Operations:
Net investment income	$12,883,976	$13,462,323
Net realized gain (loss)	91,750,625	119,429,593
Change in net unrealized appreciation (depreciation)	125,878,810	152,126,043
Net increase (decrease) in net assets resulting from operations	230,513,411	285,017,959
Distributions to shareholders:
Class A	(11,690,691)	(13,612,474)
Class C	(2,288,750)	(3,199,756)
Class R6	(297,130)	(304,025)
Class S	(48,152,753)	(57,413,936)
Total distributions	(62,429,324)	(74,530,191)
Fund share transactions:
Proceeds from shares sold	90,931,005	79,442,949
Reinvestment of distributions	58,627,867	69,912,799
Payments for shares redeemed	(202,655,581)	(175,418,426)
Net increase (decrease) in net assets from Fund share transactions	(53,096,709)	(26,062,678)
Increase (decrease) in net assets	114,987,378	184,425,090
Net assets at beginning of period	1,387,309,350	1,202,884,260
Net assets at end of period	$1,502,296,728	$1,387,309,350

The accompanying notes are an integral part of the financial statements.

DWS S&P 500 Index Fund	|	5

Financial Highlights
DWS S&P 500 Index Fund — Class A
	Years Ended December 31,
	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$47.94	$40.61	$34.63	$44.75	$36.94
Income (loss) from investment operations:
Net investment income[a]	.38	.40	.45	.42	.36
Net realized and unrealized gain (loss)	7.83	9.52	8.35	(8.70)	9.90
Total from investment operations	8.21	9.92	8.80	(8.28)	10.26
Less distributions from:
Net investment income	(.44 )	(.39 )	(.40 )	(.37 )	(.37 )
Net realized gains	(1.77)	(2.20)	(2.42)	(1.47)	(2.08)
Total distributions	(2.21)	(2.59)	(2.82)	(1.84)	(2.45)
Net asset value, end of period	$53.94	$47.94	$40.61	$34.63	$44.75
Total Return (%)[b]	17.22	24.33 [c]	25.63 [c]	(18.56)[c]	28.02 [c]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	290	260	225	187	242
Ratio of expenses before expense reductions, including expenses allocated from Deutsche DWS Equity 500 Index Portfolio (%)	.54	.55	.56	.55	.54
Ratio of expenses after expense reductions, including expenses allocated from Deutsche DWS Equity 500 Index Portfolio (%)	.54	.54	.52	.54	.54
Ratio of net investment income (%)	.75	.86	1.17	1.10	.87
Portfolio turnover rate for Deutsche DWS Equity 500 Index Portfolio (%)	2	2	2	2	2

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
The accompanying notes are an integral part of the financial statements.

6	|	DWS S&P 500 Index Fund

DWS S&P 500 Index Fund — Class C
	Years Ended December 31,
	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$47.81	$40.50	$34.54	$44.64	$36.85
Income (loss) from investment operations:
Net investment income[a]	.02	.07	.16	.14	.06
Net realized and unrealized gain (loss)	7.79	9.48	8.33	(8.67)	9.88
Total from investment operations	7.81	9.55	8.49	(8.53)	9.94
Less distributions from:
Net investment income	(.06 )	(.04 )	(.11 )	(.10 )	(.07 )
Net realized gains	(1.77)	(2.20)	(2.42)	(1.47)	(2.08)
Total distributions	(1.83)	(2.24)	(2.53)	(1.57)	(2.15)
Net asset value, end of period	$53.79	$47.81	$40.50	$34.54	$44.64
Total Return (%)[b]	16.36	23.44	24.71	(19.15)	27.11
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	70	71	64	64	93
Ratio of expenses including expenses allocated from Deutsche DWS Equity 500 Index Portfolio (%)	1.26	1.26	1.26	1.26	1.25
Ratio of net investment income (%)	.03	.14	.42	.37	.15
Portfolio turnover rate for Deutsche DWS Equity 500 Index Portfolio (%)	2	2	2	2	2

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
The accompanying notes are an integral part of the financial statements.

DWS S&P 500 Index Fund	|	7

DWS S&P 500 Index Fund — Class R6
	Years Ended December 31,
	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$48.08	$40.71	$34.72	$44.86	$37.03
Income (loss) from investment operations:
Net investment income[a]	.54	.54	.56	.54	.50
Net realized and unrealized gain (loss)	7.86	9.56	8.37	(8.72)	9.92
Total from investment operations	8.40	10.10	8.93	(8.18)	10.42
Less distributions from:
Net investment income	(.61 )	(.53 )	(.52 )	(.49 )	(.51 )
Net realized gains	(1.77)	(2.20)	(2.42)	(1.47)	(2.08)
Total distributions	(2.38)	(2.73)	(2.94)	(1.96)	(2.59)
Net asset value, end of period	$54.10	$48.08	$40.71	$34.72	$44.86
Total Return (%)	17.58	24.73	25.97	(18.30)	28.41
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	7	6	4	3	5
Ratio of expenses including expenses allocated from Deutsche DWS Equity 500 Index Portfolio (%)	.22	.23	.24	.23	.22
Ratio of net investment income (%)	1.06	1.17	1.45	1.39	1.18
Portfolio turnover rate for Deutsche DWS Equity 500 Index Portfolio (%)	2	2	2	2	2

[a]	Based on average shares outstanding during the period.
The accompanying notes are an integral part of the financial statements.

8	|	DWS S&P 500 Index Fund

DWS S&P 500 Index Fund — Class S
	Years Ended December 31,
	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$48.07	$40.72	$34.71	$44.86	$37.03
Income (loss) from investment operations:
Net investment income[a]	.51	.52	.55	.52	.47
Net realized and unrealized gain (loss)	7.86	9.54	8.38	(8.74)	9.92
Total from investment operations	8.37	10.06	8.93	(8.22)	10.39
Less distributions from:
Net investment income	(.57 )	(.51 )	(.50 )	(.46 )	(.48 )
Net realized gains	(1.77)	(2.20)	(2.42)	(1.47)	(2.08)
Total distributions	(2.34)	(2.71)	(2.92)	(1.93)	(2.56)
Net asset value, end of period	$54.10	$48.07	$40.72	$34.71	$44.86
Total Return (%)	17.52	24.62 [b]	25.97 [b]	(18.38)[b]	28.33 [b]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1,136	1,052	909	771	1,005
Ratio of expenses before expense reductions, including expenses allocated from Deutsche DWS Equity 500 Index Portfolio (%)	.29	.29	.30	.30	.29
Ratio of expenses after expense reductions, including expenses allocated from Deutsche DWS Equity 500 Index Portfolio (%)	.29	.28	.27	.29	.29
Ratio of net investment income (%)	1.00	1.12	1.41	1.35	1.12
Portfolio turnover rate for Deutsche DWS Equity 500 Index Portfolio (%)	2	2	2	2	2

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
The accompanying notes are an integral part of the financial statements.

DWS S&P 500 Index Fund	|	9

Notes to Financial Statements
A.
Organization and Significant Accounting Policies
DWS S&P 500 Index Fund (the “Fund” ) is a diversified series of Deutsche DWS Institutional Funds (the “Trust” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Fund, a feeder fund, seeks to achieve its investment objective by investing all of its investable assets in a master portfolio, Deutsche DWS Equity 500 Index Portfolio (the “Portfolio” ), a diversified open-end management investment company registered under the 1940 Act and organized as a New York trust advised by DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ). A master/ feeder fund structure is one in which a fund (a “feeder fund” ), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the “master fund” ) with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. At December 31, 2025, the Fund owned approximately 78% of the Portfolio.
The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 8 years, provided that the Fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 8 years. Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain qualifying plans and programs. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and services fees, services to shareholders and certain other class specific expenses. Differences in class-level expenses may result in

10	|	DWS S&P 500 Index Fund

payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements. The financial statements of the Portfolio, including the Investment Portfolio, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
Operating Segment. The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07” ). ASU 2023-07 impacts financial statement disclosures only and does not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Executive Officer acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole, and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy that is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets”  and results of operations and significant segment expenses are listed on the accompanying Statement of Operations.
Security Valuation. The Fund records its investment in the Portfolio at value, which reflects its proportionate interest in the net assets of the Portfolio and is categorized as Level 1. Valuation of the securities held by

DWS S&P 500 Index Fund	|	11

the Portfolio is discussed in the notes to the Portfolio’s financial statements included elsewhere in this report.
Disclosure about the classification of fair value measurements is included in a table following the Portfolio’s Investment Portfolio.
Tax Information. The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.
The Fund files tax returns with the Internal Revenue Service, the State of New York, and various other states. Each of the tax years in the four-year period ended December 31, 2025, remains subject to examination by taxing authorities.
Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders quarterly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in derivatives and the realized tax character on distributions from certain securities. The Fund may utilize a portion of the proceeds from capital shares redeemed as a distribution from net investment income and realized capital gains. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
At December 31, 2025, the Fund’s components of distributable earnings (accumulated losses) on a net tax basis were as follows:
Undistributed ordinary income*	$2,530,874
Undistributed long-term capital gains	$16,460,907

12	|	DWS S&P 500 Index Fund

In addition, the tax character of distributions paid to shareholders by the Funds are summarized as follows:
	Years Ended December 31,
	2025	2024
Distributions from ordinary income*	$15,190,859	$14,066,875
Distributions from long-term capital gains	$47,238,465	$60,463,316

*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. The Fund receives a daily allocation of the Portfolio’s income, expenses and net realized and unrealized gains and losses in proportion to its investment in the Portfolio. Expenses directly attributed to a fund are charged to that fund, while expenses which are attributable to the Trust are allocated among the funds in the Trust on the basis of relative net assets.
B.
Related Parties
Management Agreement. Under its Investment Management Agreement with the Fund, the Advisor serves as investment manager to the Fund. The Advisor receives a management fee from the Portfolio pursuant to the master/feeder structure noted above in Note A.
Under the Investment Management Agreement, the Fund pays no management fee to the Advisor so long as the Fund is a feeder fund that invests substantially all of its assets in the Portfolio. In the event the Board of Trustees determines it is in the best interests of the Fund to withdraw its investment from the Portfolio, the Advisor may become responsible for directly managing the assets of the Fund under the Investment Management Agreement. In such event, the Fund would pay the Advisor an annual fee (exclusive of any applicable waivers/reimbursements) of 0.15% of the Fund’s average daily net assets, accrued daily and payable monthly.
For the period from January 1, 2025 through September 30, 2026, the Advisor has contractually agreed to waive its fees and/or reimburse fund expenses, including expenses of the Portfolio allocated to the Fund, to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes,

DWS S&P 500 Index Fund	|	13

brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	.54%
Class C	1.29%
Class R6	.29%
Class S	.29%
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the year ended December 31, 2025, the Administration Fee was $1,375,020, of which $124,877 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the year ended December 31, 2025, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at December 31, 2025
Class A	$30,279	$5,017
Class C	1,505	257
Class R6	578	103
Class S	309,780	51,244
	$342,142	$56,621
In addition, for the year ended December 31, 2025, the amounts charged to the Fund for recordkeeping and other administrative services provided

14	|	DWS S&P 500 Index Fund

by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:

Sub-Recordkeeping	Total Aggregated
Class A	$206,350
Class C	29,121
Class S	445,353
$680,824
Distribution and Service Agreement. Under the Fund’s Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI” ), a subsidiary of the Advisor, receives a fee (“Distribution Fee” ) of 0.75% of the average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the year ended December 31, 2025, the Distribution Fees were as follows:
Distribution Fee	Total Aggregated	Unpaid at December 31, 2025
Class C	$515,679	$44,611
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) to Class A and C shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the year ended December 31, 2025, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at December 31, 2025	Annual Rate
Class A	$638,158	$120,423.24%
Class C	171,893	28,993.25%
	$810,051	$149,416
Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the year ended December 31, 2025 aggregated $24,928.
In addition, DDI receives any contingent deferred sales charge (“CDSC” ) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares

DWS S&P 500 Index Fund	|	15

redeemed for Class C. For the year ended December 31, 2025, the CDSC for Class C shares aggregated $6,978. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the year ended December 31, 2025, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $1,150, of which $384 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
C.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	883,574	$44,186,396	745,074	$34,307,775
Class C	219,593	10,890,137	253,510	11,669,412
Class R6	48,092	2,484,714	27,950	1,338,116
Class S	662,446	33,369,758	710,600	32,127,646
		$90,931,005		$79,442,949
Shares issued to shareholders in reinvestment of distributions
Class A	207,910	$11,055,003	261,805	$12,849,178
Class C	42,759	2,288,750	64,974	3,199,611
Class R6	5,566	296,586	6,172	303,700
Class S	845,855	44,987,528	1,090,072	53,560,310
		$58,627,867		$69,912,799
Shares redeemed
Class A	(1,133,709)	$(57,097,672)	(1,139,089)	$(51,383,633)
Class C	(443,320)	(22,090,848)	(427,228)	(19,553,617)
Class R6	(35,865)	(1,804,588)	(15,147)	(699,071)
Class S	(2,391,803)	(121,662,473)	(2,263,707)	(103,782,105)
		$(202,655,581)		$(175,418,426)

16	|	DWS S&P 500 Index Fund

	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Dollars	Shares	Dollars
Net increase (decrease)
Class A	(42,225)	$(1,856,273)	(132,210)	$(4,226,680)
Class C	(180,968)	(8,911,961)	(108,744)	(4,684,594)
Class R6	17,793	976,712	18,975	942,745
Class S	(883,502)	(43,305,187)	(463,035)	(18,094,149)
		$(53,096,709)		$(26,062,678)

DWS S&P 500 Index Fund	|	17

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Deutsche DWS Institutional Funds and Shareholders of DWS S&P 500 Index Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of DWS S&P 500 Index Fund (the “Fund” ) (one of the funds constituting Deutsche DWS Institutional Funds (the “Trust” )) as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements” ). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Deutsche DWS Institutional Funds) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB” ) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

18	|	DWS S&P 500 Index Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers, and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.
Boston, Massachusetts
February 23, 2026

DWS S&P 500 Index Fund	|	19

Tax Information (Unaudited)
The Fund paid distributions of $1.74 per share from net long-term capital gains during its year ended December 31, 2025.
Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $65,000,090 as capital gain dividends for its year ended December 31, 2025.
For corporate shareholders, 100% of the ordinary dividends (i.e., income dividends plus short-term capital gains) paid during the Fund’s fiscal year ended December 31, 2025, qualified for the dividends received deduction.
For federal income tax purposes, the Fund designates approximately $15,191,000, or the maximum amount allowable under tax law, as qualified dividend income.
Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.

20	|	DWS S&P 500 Index Fund

(The following financial statements of the Deutsche DWS Equity 500 Index Portfolio should be read in conjunction with the Fund’s financial statements.)

Deutsche DWS Equity 500 Index Portfolio	|	21

Investment Portfolioas of December 31, 2025

	Shares	Value ($)
Common Stocks 99.1%
Communication Services 10.5%
Diversified Telecommunication Services 0.6%
AT&T, Inc.	232,019	5,763,352
Verizon Communications, Inc.	138,059	5,623,143
		11,386,495
Entertainment 1.3%
Electronic Arts, Inc.	7,338	1,499,374
Live Nation Entertainment, Inc.*	5,115	728,887
Netflix, Inc.*	138,618	12,996,824
Take-Two Interactive Software, Inc.*	5,729	1,466,796
TKO Group Holdings, Inc.	2,155	450,395
Walt Disney Co.	58,333	6,636,545
Warner Bros Discovery, Inc.*	81,039	2,335,544
		26,114,365
Interactive Media & Services 8.0%
Alphabet, Inc. “A”	190,305	59,565,465
Alphabet, Inc. “C”	152,196	47,759,105
Match Group, Inc.	8,069	260,548
Meta Platforms, Inc. “A”	71,255	47,034,713
		154,619,831
Media 0.4%
Charter Communications, Inc. “A” *	2,867	598,486
Comcast Corp. “A”	118,617	3,545,462
Fox Corp. “A”	6,941	507,179
Fox Corp. “B”	5,050	327,896
News Corp. “A”	12,656	330,575
News Corp. “B”	4,185	124,002
Omnicom Group, Inc.	10,522	849,651
Paramount Skydance Corp. “B” (a)	9,282	124,379
Trade Desk, Inc. “A” *	14,354	544,878
		6,952,508
Wireless Telecommunication Services 0.2%
T-Mobile U.S., Inc.	15,742	3,196,255
Consumer Discretionary 10.3%
Automobile Components 0.0%
Aptiv PLC*	7,308	556,066
The accompanying notes are an integral part of the financial statements.

22	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)
Automobiles 2.4%
Ford Motor Co.	127,029	1,666,620
General Motors Co.	30,488	2,479,284
Tesla, Inc.*	91,930	41,342,760
		45,488,664
Broadline Retail 3.9%
Amazon.com, Inc.*	318,284	73,466,313
eBay, Inc.	14,760	1,285,596
		74,751,909
Distributors 0.0%
Genuine Parts Co.	4,664	573,485
Pool Corp.	1,014	231,953
		805,438
Hotels, Restaurants & Leisure 1.8%
Airbnb, Inc. “A” *	14,045	1,906,187
Booking Holdings, Inc.	1,054	5,644,518
Carnival Corp.*	35,221	1,075,649
Chipotle Mexican Grill, Inc.*	43,196	1,598,252
Darden Restaurants, Inc.	3,895	716,758
Domino’s Pizza, Inc.	1,006	419,321
DoorDash, Inc. “A” *	12,149	2,751,506
Expedia Group, Inc.	3,821	1,082,528
Hilton Worldwide Holdings, Inc.	7,577	2,176,493
Las Vegas Sands Corp.	9,888	643,610
Marriott International, Inc. “A”	7,277	2,257,616
McDonald’s Corp.	23,309	7,123,930
MGM Resorts International*	7,106	259,298
Norwegian Cruise Line Holdings Ltd.*	15,563	347,366
Royal Caribbean Cruises Ltd.	8,245	2,299,695
Starbucks Corp.	37,164	3,129,580
Wynn Resorts Ltd.	2,823	339,692
Yum! Brands, Inc.	8,968	1,356,679
		35,128,678
Household Durables 0.2%
D.R. Horton, Inc.	9,046	1,302,895
Garmin Ltd.	5,335	1,082,205
Lennar Corp. “A”	7,114	731,319
NVR, Inc.*	91	663,642
PulteGroup, Inc.	6,237	731,351
		4,511,412
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	23

	Shares	Value ($)
Leisure Products 0.0%
Hasbro, Inc.	4,465	366,130
Specialty Retail 1.7%
AutoZone, Inc.*	548	1,858,542
Best Buy Co., Inc.	6,494	434,643
Carvana Co.*	4,624	1,951,421
Home Depot, Inc.	32,545	11,198,735
Lowe’s Companies, Inc.	18,317	4,417,328
O’Reilly Automotive, Inc.*	27,535	2,511,467
Ross Stores, Inc.	10,735	1,933,803
TJX Companies, Inc.	36,381	5,588,485
Tractor Supply Co.	17,447	872,524
Ulta Beauty, Inc.*	1,462	884,525
Williams-Sonoma, Inc.	3,963	707,752
		32,359,225
Textiles, Apparel & Luxury Goods 0.3%
Deckers Outdoor Corp.*	4,731	490,463
Lululemon Athletica, Inc.*	3,514	730,244
NIKE, Inc. “B”	38,811	2,472,649
Ralph Lauren Corp.	1,296	458,279
Tapestry, Inc.	6,663	851,331
		5,002,966
Consumer Staples 4.7%
Beverages 1.0%
Brown-Forman Corp. “B” (a)	5,388	140,411
Coca-Cola Co.	126,695	8,857,247
Constellation Brands, Inc. “A”	4,563	629,511
Keurig Dr Pepper, Inc.	44,287	1,240,479
Molson Coors Beverage Co. “B” (a)	5,906	275,692
Monster Beverage Corp.*	23,171	1,776,521
PepsiCo, Inc.	44,726	6,419,076
		19,338,937
Consumer Staples Distribution & Retail 1.8%
Costco Wholesale Corp.	14,501	12,504,792
Dollar General Corp.	7,186	954,085
Dollar Tree, Inc.*	6,180	760,202
Kroger Co.	20,102	1,255,973
Sysco Corp.	15,565	1,146,985
The accompanying notes are an integral part of the financial statements.

24	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)
Target Corp.	14,984	1,464,686
Walmart, Inc.	143,540	15,991,792
		34,078,515
Food Products 0.4%
Archer-Daniels-Midland Co.	15,643	899,316
Bunge Global SA	4,408	392,665
Conagra Brands, Inc.	15,986	276,718
General Mills, Inc.	17,242	801,753
Hormel Foods Corp.	10,088	239,086
Kraft Heinz Co.	27,456	665,808
Lamb Weston Holdings, Inc.	4,680	196,045
McCormick & Co., Inc.	8,475	577,232
Mondelez International, Inc. “A”	42,157	2,269,311
The Campbell’s Co. (a)	6,624	184,611
The Hershey Co.	4,842	881,147
The J.M. Smucker Co.	3,576	349,768
Tyson Foods, Inc. “A”	9,140	535,787
		8,269,247
Household Products 0.8%
Church & Dwight Co., Inc.	7,743	649,251
Clorox Co.	4,062	409,571
Colgate-Palmolive Co.	26,546	2,097,665
Kimberly-Clark Corp.	10,817	1,091,327
Procter & Gamble Co.	76,483	10,960,779
		15,208,593
Personal Care Products 0.1%
Estee Lauder Companies, Inc. “A”	8,025	840,378
Kenvue, Inc.	62,589	1,079,660
		1,920,038
Tobacco 0.6%
Altria Group, Inc.	54,923	3,166,860
Philip Morris International, Inc.	50,933	8,169,653
		11,336,513
Energy 2.8%
Energy Equipment & Services 0.2%
Baker Hughes Co.	32,316	1,471,671
Halliburton Co.	27,496	777,037
SLB Ltd.	48,563	1,863,848
		4,112,556
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	25

	Shares	Value ($)
Oil, Gas & Consumable Fuels 2.6%
APA Corp.	11,896	290,976
Chevron Corp.	61,912	9,436,008
ConocoPhillips	40,436	3,785,214
Coterra Energy, Inc.	24,811	653,026
Devon Energy Corp.	20,355	745,604
Diamondback Energy, Inc.	6,077	913,555
EOG Resources, Inc.	17,742	1,863,087
EQT Corp.	20,361	1,091,350
Expand Energy Corp.	7,913	873,279
Exxon Mobil Corp.	138,006	16,607,642
Kinder Morgan, Inc.	63,555	1,747,127
Marathon Petroleum Corp.	9,804	1,594,425
Occidental Petroleum Corp.	23,221	954,848
ONEOK, Inc.	20,833	1,531,225
Phillips 66	13,261	1,711,199
Targa Resources Corp.	7,093	1,308,658
Texas Pacific Land Corp.	1,890	542,846
Valero Energy Corp.	9,950	1,619,760
Williams Companies, Inc.	39,919	2,399,531
		49,669,360
Financials 13.3%
Banks 3.6%
Bank of America Corp.	219,866	12,092,630
Citigroup, Inc.	58,522	6,828,932
Citizens Financial Group, Inc.	13,745	802,845
Fifth Third Bancorp.	22,003	1,029,960
Huntington Bancshares, Inc.	51,854	899,667
JPMorgan Chase & Co.	89,100	28,709,802
KeyCorp.	29,585	610,634
M&T Bank Corp.	5,083	1,024,123
PNC Financial Services Group, Inc.	12,813	2,674,458
Regions Financial Corp.	28,247	765,494
Truist Financial Corp.	41,541	2,044,233
U.S. Bancorp.	50,814	2,711,435
Wells Fargo & Co.	102,721	9,573,597
		69,767,810
Capital Markets 3.4%
Ameriprise Financial, Inc.	3,039	1,490,143
ARES Management Corp. “A”	6,728	1,087,447
Bank of New York Mellon Corp.	22,830	2,650,335
The accompanying notes are an integral part of the financial statements.

26	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)
Blackrock, Inc.	4,720	5,052,005
Blackstone, Inc.	24,147	3,722,019
Cboe Global Markets, Inc.	3,413	856,663
Charles Schwab Corp.	54,628	5,457,883
CME Group, Inc.	11,805	3,223,709
Coinbase Global, Inc. “A” *	7,391	1,671,401
FactSet Research Systems, Inc.	1,269	368,251
Franklin Resources, Inc.	10,650	254,429
Interactive Brokers Group, Inc. “A”	14,550	935,710
Intercontinental Exchange, Inc.	18,636	3,018,287
Invesco Ltd.	15,241	400,381
KKR & Co., Inc.	22,453	2,862,308
Moody’s Corp.	5,007	2,557,826
Morgan Stanley	39,545	7,020,424
MSCI, Inc.	2,451	1,406,212
Nasdaq, Inc.	14,624	1,420,429
Northern Trust Corp.	6,153	840,438
Raymond James Financial, Inc.	5,743	922,268
Robinhood Markets, Inc. “A” *	25,721	2,909,045
S&P Global, Inc.	10,140	5,299,063
State Street Corp.	9,083	1,171,798
T. Rowe Price Group, Inc.	7,101	727,000
The Goldman Sachs Group, Inc.	9,817	8,629,143
		65,954,617
Consumer Finance 0.7%
American Express Co.	17,585	6,505,571
Capital One Financial Corp.	20,788	5,038,180
Synchrony Financial	11,668	973,461
		12,517,212
Financial Services 3.8%
Apollo Global Management, Inc.	15,088	2,184,139
Berkshire Hathaway, Inc. “B” *	60,005	30,161,513
Block, Inc.*	18,110	1,178,780
Corpay, Inc.*	2,275	684,616
Fidelity National Information Services, Inc.	16,857	1,120,316
Fiserv, Inc.*	17,569	1,180,110
Global Payments, Inc.	7,663	593,116
Jack Henry & Associates, Inc.	2,359	430,470
Mastercard, Inc. “A”	26,839	15,321,849
PayPal Holdings, Inc.	30,471	1,778,897
Visa, Inc. “A”	55,238	19,372,519
		74,006,325
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	27

	Shares	Value ($)
Insurance 1.8%
Aflac, Inc.	15,441	1,702,679
Allstate Corp.	8,549	1,779,474
American International Group, Inc.	17,607	1,506,279
Aon PLC “A”	7,026	2,479,335
Arch Capital Group Ltd.*	11,749	1,126,964
Arthur J. Gallagher & Co.	8,419	2,178,753
Assurant, Inc.	1,684	405,591
Brown & Brown, Inc.	9,835	783,849
Chubb Ltd.	11,990	3,742,319
Cincinnati Financial Corp.	5,061	826,562
Erie Indemnity Co. “A”	882	252,825
Everest Group Ltd.	1,342	455,408
Globe Life, Inc.	2,715	379,720
Hartford Insurance Group, Inc.	9,065	1,249,157
Loews Corp.	5,451	574,045
Marsh & McLennan Companies, Inc.	16,018	2,971,659
MetLife, Inc.	18,241	1,439,945
Principal Financial Group, Inc.	6,496	573,012
Progressive Corp.	19,198	4,371,769
Prudential Financial, Inc.	11,385	1,285,139
Travelers Companies, Inc.	7,293	2,115,408
W.R. Berkley Corp.	9,774	685,353
Willis Towers Watson PLC	3,115	1,023,589
		33,908,834
Health Care 9.5%
Biotechnology 1.7%
AbbVie, Inc.	57,815	13,210,150
Amgen, Inc.	17,616	5,765,893
Biogen, Inc.*	4,765	838,592
Gilead Sciences, Inc.	40,576	4,980,298
Incyte Corp.*	5,509	544,124
Moderna, Inc.*	11,637	343,175
Regeneron Pharmaceuticals, Inc.	3,296	2,544,084
Vertex Pharmaceuticals, Inc.*	8,295	3,760,621
		31,986,937
Health Care Equipment & Supplies 2.0%
Abbott Laboratories	56,875	7,125,869
Align Technology, Inc.*	2,257	352,431
Baxter International, Inc.	17,168	328,080
Becton Dickinson & Co.	9,401	1,824,452
The accompanying notes are an integral part of the financial statements.

28	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)
Boston Scientific Corp.*	48,452	4,619,898
Dexcom, Inc.*	12,729	844,824
Edwards Lifesciences Corp.*	18,962	1,616,510
GE HealthCare Technologies, Inc.	15,048	1,234,237
Hologic, Inc.*	7,200	536,328
IDEXX Laboratories, Inc.*	2,610	1,765,743
Insulet Corp.*	2,353	668,817
Intuitive Surgical, Inc.*	11,595	6,566,944
Medtronic PLC	41,937	4,028,468
ResMed, Inc.	4,715	1,135,702
Solventum Corp.*	4,721	374,092
STERIS PLC	3,182	806,701
Stryker Corp.	11,241	3,950,874
The Cooper Companies, Inc.*	6,654	545,362
Zimmer Biomet Holdings, Inc.	6,618	595,091
		38,920,423
Health Care Providers & Services 1.6%
Cardinal Health, Inc.	7,767	1,596,119
Cencora, Inc.	6,337	2,140,322
Centene Corp.*	15,675	645,026
Cigna Group	8,721	2,400,281
CVS Health Corp.	41,534	3,296,138
DaVita, Inc.*	1,058	120,199
Elevance Health, Inc.	7,257	2,543,941
HCA Healthcare, Inc.	5,233	2,443,078
Henry Schein, Inc.*	3,431	259,315
Humana, Inc.	3,928	1,006,079
Labcorp Holdings, Inc.	2,704	678,380
McKesson Corp.	4,037	3,311,511
Molina Healthcare, Inc.*	1,662	288,424
Quest Diagnostics, Inc.	3,631	630,087
UnitedHealth Group, Inc.	29,631	9,781,489
Universal Health Services, Inc. “B”	1,793	390,910
		31,531,299
Life Sciences Tools & Services 0.9%
Agilent Technologies, Inc.	9,173	1,248,170
Bio-Techne Corp.	5,195	305,518
Charles River Laboratories International, Inc.*	1,547	308,596
Danaher Corp.	20,549	4,704,077
IQVIA Holdings, Inc.*	5,536	1,247,870
Mettler-Toledo International, Inc.*	663	924,348
Revvity, Inc.	3,864	373,842
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	29

	Shares	Value ($)
Thermo Fisher Scientific, Inc.	12,287	7,119,702
Waters Corp.*	1,938	736,110
West Pharmaceutical Services, Inc.	2,343	644,653
		17,612,886
Pharmaceuticals 3.3%
Bristol-Myers Squibb Co.	66,535	3,588,898
Eli Lilly & Co.	25,982	27,922,336
Johnson & Johnson	78,838	16,315,524
Merck & Co., Inc.	81,190	8,546,059
Pfizer, Inc.	185,689	4,623,656
Viatris, Inc.	39,160	487,542
Zoetis, Inc.	14,527	1,827,787
		63,311,802
Industrials 8.1%
Aerospace & Defense 2.2%
Axon Enterprise, Inc.*	2,579	1,464,691
Boeing Co.*	25,604	5,559,141
GE Aerospace	34,506	10,628,883
General Dynamics Corp.	8,288	2,790,238
Howmet Aerospace, Inc.	13,144	2,694,783
Huntington Ingalls Industries, Inc.	1,275	433,589
L3Harris Technologies, Inc.	6,186	1,816,024
Lockheed Martin Corp.	6,661	3,221,726
Northrop Grumman Corp.	4,388	2,502,082
RTX Corp.	43,875	8,046,675
Textron, Inc.	5,642	491,813
TransDigm Group, Inc.	1,840	2,446,924
		42,096,569
Air Freight & Logistics 0.3%
C.H. Robinson Worldwide, Inc.	3,897	626,482
Expeditors International of Washington, Inc.	4,481	667,714
FedEx Corp.	7,057	2,038,485
United Parcel Service, Inc. “B”	24,054	2,385,916
		5,718,597
Building Products 0.4%
A.O. Smith Corp.	3,561	238,160
Allegion PLC	2,758	439,129
Builders FirstSource, Inc.*	3,712	381,928
Carrier Global Corp.	25,817	1,364,170
Johnson Controls International PLC	19,978	2,392,365
Lennox International, Inc.	1,036	503,061
The accompanying notes are an integral part of the financial statements.

30	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)
Masco Corp.	7,063	448,218
Trane Technologies PLC	7,248	2,820,921
		8,587,952
Commercial Services & Supplies 0.5%
Cintas Corp.	11,117	2,090,774
Copart, Inc.*	29,043	1,137,033
Republic Services, Inc.	6,622	1,403,401
Rollins, Inc.	9,857	591,617
Veralto Corp.	8,015	799,737
Waste Management, Inc.	12,195	2,679,363
		8,701,925
Construction & Engineering 0.2%
Comfort Systems USA, Inc.	1,152	1,075,150
EMCOR Group, Inc.	1,463	895,049
Quanta Services, Inc.	4,877	2,058,386
		4,028,585
Electrical Equipment 0.8%
AMETEK, Inc.	7,617	1,563,846
Eaton Corp. PLC	12,690	4,041,892
Emerson Electric Co.	18,517	2,457,576
GE Vernova, Inc.	8,879	5,803,048
Generac Holdings, Inc.*	1,971	268,785
Hubbell, Inc.	1,748	776,305
Rockwell Automation, Inc.	3,643	1,417,382
		16,328,834
Ground Transportation 0.8%
CSX Corp.	61,279	2,221,364
J.B. Hunt Transport Services, Inc.	2,450	476,133
Norfolk Southern Corp.	7,321	2,113,719
Old Dominion Freight Line, Inc.	5,988	938,918
Uber Technologies, Inc.*	67,971	5,553,911
Union Pacific Corp.	19,407	4,489,227
		15,793,272
Industrial Conglomerates 0.4%
3M Co.	17,375	2,781,738
Honeywell International, Inc.	20,760	4,050,068
		6,831,806
Machinery 1.6%
Caterpillar, Inc.	15,314	8,772,931
Cummins, Inc.	4,501	2,297,536
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	31

	Shares	Value ($)
Deere & Co.	8,221	3,827,451
Dover Corp.	4,464	871,551
Fortive Corp.	10,173	561,651
IDEX Corp.	2,392	425,633
Illinois Tool Works, Inc.	8,622	2,123,599
Ingersoll Rand, Inc.	11,631	921,408
Nordson Corp.	1,696	407,769
Otis Worldwide Corp.	12,726	1,111,616
PACCAR, Inc.	17,098	1,872,402
Parker-Hannifin Corp.	4,128	3,628,347
Pentair PLC	5,495	572,249
Snap-on, Inc.	1,716	591,334
Stanley Black & Decker, Inc.	5,196	385,959
Westinghouse Air Brake Technologies Corp.	5,574	1,189,770
Xylem, Inc.	8,029	1,093,389
		30,654,595
Passenger Airlines 0.2%
Delta Air Lines, Inc.	21,103	1,464,548
Southwest Airlines Co.	16,882	697,733
United Airlines Holdings, Inc.*	10,669	1,193,008
		3,355,289
Professional Services 0.5%
Automatic Data Processing, Inc.	13,228	3,402,639
Broadridge Financial Solutions, Inc.	3,799	847,823
Dayforce, Inc.*	5,439	376,161
Equifax, Inc.	3,986	864,882
Jacobs Solutions, Inc.	4,009	531,032
Leidos Holdings, Inc.	4,174	752,990
Paychex, Inc.	10,556	1,184,172
Paycom Software, Inc.	1,680	267,725
Verisk Analytics, Inc.	4,612	1,031,658
		9,259,082
Trading Companies & Distributors 0.2%
Fastenal Co.	37,503	1,504,996
United Rentals, Inc.	2,076	1,680,148
W.W. Grainger, Inc.	1,424	1,436,887
		4,622,031
Information Technology 34.1%
Communications Equipment 0.9%
Arista Networks, Inc.*	33,764	4,424,097
Cisco Systems, Inc.	128,927	9,931,247
The accompanying notes are an integral part of the financial statements.

32	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)
F5, Inc.*	1,933	493,417
Motorola Solutions, Inc.	5,430	2,081,428
		16,930,189
Electronic Equipment, Instruments & Components 0.7%
Amphenol Corp. “A”	40,027	5,409,249
CDW Corp.	4,214	573,947
Corning, Inc.	25,664	2,247,140
Jabil, Inc.	3,476	792,597
Keysight Technologies, Inc.*	5,602	1,138,270
TE Connectivity PLC	9,599	2,183,868
Teledyne Technologies, Inc.*	1,572	802,868
Zebra Technologies Corp. “A” *	1,613	391,669
		13,539,608
IT Services 0.9%
Accenture PLC “A”	20,286	5,442,734
Akamai Technologies, Inc.*	4,822	420,719
Cognizant Technology Solutions Corp. “A”	15,744	1,306,752
EPAM Systems, Inc.*	1,868	382,716
Gartner, Inc.*	2,345	591,597
GoDaddy, Inc. “A” *	4,375	542,850
International Business Machines Corp.	30,587	9,060,175
VeriSign, Inc.	2,718	660,338
		18,407,881
Semiconductors & Semiconductor Equipment 14.1%
Advanced Micro Devices, Inc.*	53,259	11,405,947
Analog Devices, Inc.	16,088	4,363,066
Applied Materials, Inc.	26,061	6,697,416
Broadcom, Inc.	154,503	53,473,488
First Solar, Inc.*	3,503	915,089
Intel Corp.*	146,664	5,411,902
KLA Corp.	4,297	5,221,199
Lam Research Corp.	41,082	7,032,417
Microchip Technology, Inc.	17,632	1,123,511
Micron Technology, Inc.	36,721	10,480,541
Monolithic Power Systems, Inc.	1,558	1,412,109
NVIDIA Corp.	795,031	148,273,282
NXP Semiconductors NV	8,274	1,795,954
ON Semiconductor Corp.*	13,072	707,849
Qnity Electronics, Inc.	6,979	569,835
QUALCOMM, Inc.	35,018	5,989,829
Skyworks Solutions, Inc.	5,101	323,454
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	33

	Shares	Value ($)
Teradyne, Inc.	5,117	990,447
Texas Instruments, Inc.	29,719	5,155,949
		271,343,284
Software 10.2%
Adobe, Inc.*	13,681	4,788,213
AppLovin Corp. “A” *	8,856	5,967,350
Autodesk, Inc.*	6,951	2,057,566
Cadence Design Systems, Inc.*	8,900	2,781,962
Crowdstrike Holdings, Inc. “A” *	8,207	3,847,113
Datadog, Inc. “A” *	10,637	1,446,526
Fair Isaac Corp.*	775	1,310,230
Fortinet, Inc.*	20,667	1,641,166
Gen Digital, Inc.	18,135	493,091
Intuit, Inc.	9,121	6,041,933
Microsoft Corp.	243,180	117,606,712
Oracle Corp.	55,027	10,725,313
Palantir Technologies, Inc. “A” *	74,736	13,284,324
Palo Alto Networks, Inc.*	22,367	4,120,001
PTC, Inc.*	4,015	699,453
Roper Technologies, Inc.	3,482	1,549,943
Salesforce, Inc.	31,134	8,247,708
ServiceNow, Inc.*	34,375	5,265,906
Synopsys, Inc.*	6,075	2,853,778
Trimble, Inc.*	7,949	622,804
Tyler Technologies, Inc.*	1,394	632,806
Workday, Inc. “A” *	7,144	1,534,388
		197,518,286
Technology Hardware, Storage & Peripherals 7.3%
Apple, Inc.	483,441	131,428,270
Dell Technologies, Inc. “C”	9,919	1,248,604
Hewlett Packard Enterprise Co.	42,726	1,026,278
HP, Inc.	30,239	673,725
NetApp, Inc.	6,468	692,658
Sandisk Corp.*	4,610	1,094,322
Seagate Technology Holdings PLC	7,122	1,961,327
Super Micro Computer, Inc.*	16,854	493,317
Western Digital Corp.	11,173	1,924,773
		140,543,274
Materials 1.8%
Chemicals 0.9%
Air Products & Chemicals, Inc.	7,219	1,783,237
The accompanying notes are an integral part of the financial statements.

34	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)
Albemarle Corp.	3,954	559,254
CF Industries Holdings, Inc.	5,327	411,990
Corteva, Inc.	22,038	1,477,207
Dow, Inc.	22,790	532,830
DuPont de Nemours, Inc.	13,958	561,112
Ecolab, Inc.	8,387	2,201,755
International Flavors & Fragrances, Inc.	8,248	555,833
Linde PLC	15,277	6,513,960
LyondellBasell Industries NV “A”	8,117	351,466
Mosaic Co.	10,775	259,570
PPG Industries, Inc.	7,219	739,659
Sherwin-Williams Co.	7,536	2,441,890
		18,389,763
Construction Materials 0.3%
CRH PLC	21,890	2,731,872
Martin Marietta Materials, Inc.	1,992	1,240,339
Vulcan Materials Co.	4,365	1,244,985
		5,217,196
Containers & Packaging 0.2%
Amcor PLC	74,638	622,481
Avery Dennison Corp.	2,470	449,244
Ball Corp.	9,119	483,033
International Paper Co.	17,140	675,145
Packaging Corp. of America	2,988	616,215
Smurfit WestRock PLC	16,863	652,092
		3,498,210
Metals & Mining 0.4%
Freeport-McMoRan, Inc.	47,172	2,395,866
Newmont Corp.	35,674	3,562,049
Nucor Corp.	7,565	1,233,927
Steel Dynamics, Inc.	4,446	753,374
		7,945,216
Real Estate 1.8%
Health Care REITs 0.3%
Alexandria Real Estate Equities, Inc.	5,224	255,663
Healthpeak Properties, Inc.	23,390	376,111
Ventas, Inc.	15,344	1,187,319
Welltower, Inc.	22,463	4,169,357
		5,988,450
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	35

	Shares	Value ($)
Hotel & Resort REITs 0.0%
Host Hotels & Resorts, Inc.	20,578	364,848
Industrial REITs 0.2%
Prologis, Inc.	30,371	3,877,162
Office REITs 0.0%
BXP, Inc.	4,906	331,057
Real Estate Management & Development 0.1%
CBRE Group, Inc. “A” *	9,577	1,539,886
CoStar Group, Inc.*	13,801	927,979
		2,467,865
Residential REITs 0.2%
AvalonBay Communities, Inc.	4,520	819,521
Camden Property Trust	3,523	387,812
Equity Residential	11,061	697,285
Essex Property Trust, Inc.	2,135	558,687
Invitation Homes, Inc.	18,849	523,814
Mid-America Apartment Communities, Inc.	3,728	517,856
UDR, Inc.	10,329	378,868
		3,883,843
Retail REITs 0.3%
Federal Realty Investment Trust	2,625	264,600
Kimco Realty Corp.	22,663	459,379
Realty Income Corp.	30,236	1,704,403
Regency Centers Corp.	5,103	352,260
Simon Property Group, Inc.	10,717	1,983,824
		4,764,466
Specialized REITs 0.7%
American Tower Corp.	15,417	2,706,763
Crown Castle, Inc.	14,186	1,260,710
Digital Realty Trust, Inc.	10,531	1,629,251
Equinix, Inc.	3,206	2,456,309
Extra Space Storage, Inc.	6,893	897,606
Iron Mountain, Inc.	9,629	798,726
Public Storage	5,218	1,354,071
SBA Communications Corp.	3,456	668,494
VICI Properties, Inc.	34,633	973,880
Weyerhaeuser Co.	23,129	547,926
		13,293,736
The accompanying notes are an integral part of the financial statements.

36	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)
Utilities 2.2%
Electric Utilities 1.5%
Alliant Energy Corp.	8,289	538,868
American Electric Power Co., Inc.	17,565	2,025,420
Constellation Energy Corp.	10,217	3,609,360
Duke Energy Corp.	25,481	2,986,628
Edison International	12,869	772,397
Entergy Corp.	14,613	1,350,680
Evergy, Inc.	7,408	537,006
Eversource Energy	12,345	831,189
Exelon Corp.	33,033	1,439,908
FirstEnergy Corp.	16,971	759,792
NextEra Energy, Inc.	68,156	5,471,564
NRG Energy, Inc.	6,267	997,957
PG&E Corp.	71,733	1,152,749
Pinnacle West Capital Corp.	3,777	335,020
PPL Corp.	23,942	838,449
Southern Co.	36,092	3,147,222
Xcel Energy, Inc.	19,151	1,414,493
		28,208,702
Gas Utilities 0.0%
Atmos Energy Corp.	5,240	878,381
Independent Power & Renewable Electricity Producers 0.1%
AES Corp.	24,344	349,093
Vistra Corp.	10,402	1,678,155
		2,027,248
Multi-Utilities 0.6%
Ameren Corp.	8,775	876,272
CenterPoint Energy, Inc.	21,701	832,016
CMS Energy Corp.	10,144	709,370
Consolidated Edison, Inc.	11,790	1,170,983
Dominion Energy, Inc.	27,937	1,636,829
DTE Energy Co.	6,769	873,066
NiSource, Inc.	15,441	644,816
Public Service Enterprise Group, Inc.	16,265	1,306,079
Sempra	21,414	1,890,642
WEC Energy Group, Inc.	10,461	1,103,217
		11,043,290
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	37

	Shares	Value ($)
Water Utilities 0.0%
American Water Works Co., Inc.	6,487	846,553
Total Common Stocks (Cost $347,373,029)		1,911,978,891

	Principal Amount ($)	Value ($)
Government & Agency Obligations 0.1%
U.S. Treasury Obligations
U.S. Treasury Bills, 3.488% (b), 5/7/2026 (c) (Cost $1,109,171)	1,123,000	1,109,223

	Shares	Value ($)
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 3.66% (d) (e) (Cost $461,650)	461,650	461,650
Cash Equivalents 0.8%
DWS Central Cash Management Government Fund, 3.77% (d) (Cost $15,788,796)	15,788,796	15,788,796

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $364,732,646)	100.0	1,929,338,560
Other Assets and Liabilities, Net	0.0	351,752
Net Assets	100.0	1,929,690,312
The accompanying notes are an integral part of the financial statements.

38	|	Deutsche DWS Equity 500 Index Portfolio

A summary of the Fund’s transactions with affiliated investments during the year ended December 31, 2025 are as follows:
Value ($) at 12/31/2024	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 12/31/2025	Value ($) at 12/31/2025
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 3.66% (d) (e)
360,800	100,850 (f)	—	—	—	2,153	—	461,650	461,650
Cash Equivalents 0.8%
DWS Central Cash Management Government Fund, 3.77% (d)
16,184,739	166,854,634	167,250,577	—	—	535,449	—	15,788,796	15,788,796
16,545,539	166,955,484	167,250,577	—	—	537,602	—	16,250,446	16,250,446

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, “Other Assets and
Liabilities, Net”  may include pending sales that are also on loan. The value of securities loaned at December 31, 2025 amounted to $720,752, which is 0.04% of net assets.

(b)	Annualized yield at time of purchase; not a coupon rate.
(c)	At December 31, 2025, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $281,669.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended December 31, 2025.

REIT: Real Estate Investment Trust
S&P: Standard & Poor’s
At December 31, 2025, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
E-mini S&P 500 Index	USD	3/20/2026	49	16,874,593	16,886,625	12,032
Currency Abbreviation(s)

USD	United States Dollar
For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	39

Fair Value Measurements
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of December 31, 2025 in valuing the Portfolio’s investments. For information on the Portfolio’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$1,911,978,891	$—	$—	$1,911,978,891
Government & Agency Obligations	—	1,109,223	—	1,109,223
Short-Term Investments (a)	16,250,446	—	—	16,250,446
Derivatives (b)
Futures Contracts	12,032	—	—	12,032
Total	$1,928,241,369	$1,109,223	$—	$1,929,350,592

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.
The accompanying notes are an integral part of the financial statements.

40	|	Deutsche DWS Equity 500 Index Portfolio

Statement of Assets and Liabilities
as of December 31, 2025

Assets
Investments in non-affiliated securities, at value (cost $348,482,200) — including $720,752 of securities loaned	$1,913,088,114
Investment in DWS Government & Agency Securities Portfolio (cost $461,650)*	461,650
Investment in DWS Central Cash Management Government Fund (cost $15,788,796)	15,788,796
Cash	10,000
Receivable for investments sold	158,053
Dividends receivable	971,996
Affiliated securities lending income receivable	113
Other assets	26,454
Total assets	1,930,505,176
Liabilities
Payable upon return of securities loaned	461,650
Payable for variation margin on futures contracts	126,748
Accrued management fee	82,754
Accrued Trustees' fees	14,135
Other accrued expenses and payables	129,577
Total liabilities	814,864
Net assets, at value	$1,929,690,312
*
Represents collateral on securities loaned. In addition, the Fund held non-cash collateral having a value of $281,669.
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	41

Statement of Operations
for the year ended December 31, 2025

Investment Income
Income:
Dividends (net of foreign taxes withheld of $124,689)	$22,865,588
Interest	41,409
Income distributions — DWS Central Cash Management Government Fund	535,449
Affiliated securities lending income	2,153
Total income	23,444,599
Expenses:
Management fee	909,296
Administration fee	545,578
Custodian fee	24,925
Professional fees	90,659
Reports to shareholders	21,269
Trustees' fees and expenses	53,735
Other	88,663
Total expenses	1,734,125
Net investment income	21,710,474
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	115,491,718
Futures	2,162,163
117,653,881
Change in net unrealized appreciation (depreciation) on:
Investments	162,487,227
Futures	610,032
163,097,259
Net gain (loss)	280,751,140
Net increase (decrease) in net assets resulting from operations	$302,461,614
The accompanying notes are an integral part of the financial statements.

42	|	Deutsche DWS Equity 500 Index Portfolio

Statements of Changes in Net Assets
Deutsche DWS Equity 500 Index Portfolio
	Years Ended December 31,
Increase (Decrease) in Net Assets	2025	2024
Operations:
Net investment income	$21,710,474	$22,339,188
Net realized gain (loss)	117,653,881	154,795,985
Change in net unrealized appreciation (depreciation)	163,097,259	198,883,991
Net increase (decrease) in net assets resulting from operations	302,461,614	376,019,164
Capital transactions in shares of beneficial interest:
Proceeds from capital invested	55,299,620	19,606,556
Value of capital withdrawn	(198,801,904)	(205,507,065)
Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	(143,502,284)	(185,900,509)
Increase (decrease) in net assets	158,959,330	190,118,655
Net assets at beginning of period	1,770,730,982	1,580,612,327
Net assets at end of period	$1,929,690,312	$1,770,730,982

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	43

Financial Highlights
Deutsche DWS Equity 500 Index Portfolio
	Years Ended December 31,
	2025	2024	2023	2022	2021
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1,930	1,771	1,581	1,482	2,008
Ratio of expenses (%)	.10	.10	.10	.10	.10
Ratio of net investment income (%)	1.19	1.30	1.58	1.53	1.31
Portfolio turnover rate (%)	2	2	2	2	2
Total investment return (%)[a]	17.68	24.86	26.15	(18.17)	28.53

[a]	Total investment return for the Portfolio was derived from the performance of the Institutional Class of DWS Equity 500 Index Fund.
The accompanying notes are an integral part of the financial statements.

44	|	Deutsche DWS Equity 500 Index Portfolio

Notes to Financial Statements
A.
Organization and Significant Accounting Policies
Deutsche DWS Equity 500 Index Portfolio (the “Portfolio” ) is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as a diversified open-end management investment company organized as a New York trust.
The Portfolio is a master fund; a master/feeder fund structure is one in which a fund (a “feeder fund” ), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the “master fund” ) with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. The Portfolio has two affiliated DWS feeder funds, with a significant ownership percentage of the Portfolio’s net assets. Investment activities of these feeder funds could have a material impact on the Portfolio. As of December 31, 2025, DWS S&P 500 Index Fund and DWS Equity 500 Index Fund owned approximately 78% and 22%, respectively, of the Portfolio.
The Portfolio’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Portfolio qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.
Operating Segment. The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07” ). ASU 2023-07 impacts financial statement disclosures only and does not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Executive Officer acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole, and the Fund’s long-term strategic asset allocation is

Deutsche DWS Equity 500 Index Portfolio	|	45

pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy that is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets”  and results of operations and significant segment expenses are listed on the accompanying Statement of Operations.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor” ) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee” ) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.
Debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading

46	|	Deutsche DWS Equity 500 Index Portfolio

characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Portfolio’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Securities Lending. National Financial Services LLC (Fidelity Agency Lending), as securities lending agent, lends securities of the Portfolio to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Portfolio continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Portfolio requires the borrowers of the securities to maintain collateral with the Portfolio consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the year ended December 31, 2025, the Fund invested the cash collateral, if any, into a

Deutsche DWS Equity 500 Index Portfolio	|	47

joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.14% annualized effective rate as of December 31, 2025) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Portfolio receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Portfolio or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Portfolio is not able to recover securities lent, the Portfolio may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Portfolio is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of December 31, 2025, the Fund had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.
Remaining Contractual Maturity of the Agreements as of December 31, 2025

	Overnight and Continuous	˂30 days	Between 30 & 90 days	˃90 days	Total
Securities Lending Transactions
Common Stocks	$743,319	$—	$—	$—	$743,319
Gross amount of recognized liabilities and cash collateral for securities lending transactions:					$461,650
Gross amount of unrecognized liabilities related to non-cash collateral for securities lending transactions:					$281,669
Tax Information. The Portfolio is considered a partnership under the Internal Revenue Code of 1986, as amended. Therefore, no federal income tax provision is necessary.
It is intended that the Portfolio’s assets, income and distributions will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investor invested all of its assets in the Portfolio.
At December 31, 2025, the aggregate cost of investments for federal income tax purposes was $381,984,861. The net unrealized appreciation for all investments based on tax cost was $1,547,353,699. This consisted

48	|	Deutsche DWS Equity 500 Index Portfolio

of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $1,584,474,442 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $37,120,743.
The Portfolio files tax returns with the Internal Revenue Service, the State of New York, and various other states. Each of the tax years in the four-year period ended December 31, 2025, remains subject to examination by taxing authorities.
Contingencies. In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.
The Portfolio makes a daily allocation of its net investment income and realized and unrealized gains and losses from securities, futures and foreign currency transactions to its investors in proportion to their investment in the Portfolio.
B.
Derivative Instruments
A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the year ended December 31, 2025, the Portfolio invested in futures contracts to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market.
Upon entering into a futures contract, the Portfolio is required to deposit with a financial intermediary cash or securities (“initial margin” ) in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin” ) are made or received by the Portfolio dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange-traded,

Deutsche DWS Equity 500 Index Portfolio	|	49

counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default.
Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Portfolio’s ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts disclosed in the Statement of Assets and Liabilities.
A summary of the open futures contracts as of December 31, 2025, is included in a table following the Portfolio’s Investment Portfolio. For the year ended December 31, 2025, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $7,076,000 to $21,888,000.
The following table summarizes the value of the Portfolio’s derivative instruments held as of December 31, 2025, presented by primary underlying risk exposure:
Asset Derivatives	Futures Contracts
Equity Contracts (a)	$12,032
The above derivative is located in the following Statement of Assets and Liabilities account:

(a)
Futures contracts are reported in the table above using cumulative appreciation of futures contracts, as reported in the futures contracts table following the Fund’s
Investment Portfolio; within the Statement of Assets and Liabilities, the variation margin at period end is reported as Receivable (Payable) for variation margin on futures contracts.

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Portfolio earnings during the year ended December 31, 2025 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Futures Contracts
Equity Contracts (a)	$2,162,163
The above derivative is located in the following Statement of Operations account:

(a)	Net realized gain (loss) from futures contracts

50	|	Deutsche DWS Equity 500 Index Portfolio

Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Equity Contracts (a)	$610,032
The above derivative is located in the following Statement of Operations account:

(a)	Change in net unrealized appreciation (depreciation) on futures contracts
C.
Purchases and Sales of Securities
During the year ended December 31, 2025, purchases and sales of investment securities (excluding short-term investments and U.S. Treasury securities) aggregated $40,544,027 and $158,367,083, respectively.
D.
Related Parties
DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), serves as the investment manager to the Portfolio.
Management Agreement. Under its Investment Management Agreement with the Portfolio, the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Portfolio or delegates such responsibility to the Portfolio’s sub-advisor. Northern Trust Investments, Inc. (“NTI” ) serves as sub-advisor to the Portfolio and is paid by the Advisor for its services. NTI is responsible for the day-to-day management of the Portfolio.
The management fee payable under the Investment Management Agreement is equal to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.05% of the Portfolio’s average daily net assets, computed and accrued daily and payable monthly.
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Portfolio. For all services provided under the Administrative Services Agreement, the Portfolio pays the Advisor an annual fee (“Administration Fee” ) of 0.03% of the Portfolio’s average daily net assets, computed and accrued daily and payable monthly. For the year ended December 31, 2025, the Administration Fee was $545,578, of which $49,653 is unpaid.
Other Service Fee. Under an agreement with the Portfolio, DIMA is compensated for providing regulatory filing services to the Portfolio. For the year ended December 31, 2025, the amount charged to the Portfolio by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $915, of which $280 is unpaid.
Trustees’ Fees and Expenses. The Portfolio paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

Deutsche DWS Equity 500 Index Portfolio	|	51

Affiliated Cash Management Vehicles. The Portfolio may invest uninvested cash balances in DWS Central Cash Management Government Fund, an affiliated money market fund which is managed by the Advisor. DWS Central Cash Management Government Fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest and seeks to maintain a stable net asset value. The Portfolio indirectly bears its proportionate share of the expenses of its investment in DWS Central Cash Management Government Fund. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee.
E.
Line of Credit
The Portfolio and other affiliated funds (the “Participants” ) share in a $345 million revolving credit facility provided by a syndication of banks. The Portfolio may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement. The Portfolio had no outstanding loans at December 31, 2025.

52	|	Deutsche DWS Equity 500 Index Portfolio

Report of Independent Registered Public Accounting Firm
To the Board of Trustees and Holders of Beneficial Interest in Deutsche DWS Equity 500 Index Portfolio:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Deutsche DWS Equity 500 Index Portfolio (the “Portfolio” ), including the investment portfolio, as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements” ). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB” ) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and in accordance with the relevant ethical requirements relating to our audits.
We conducted our audits in accordance with the auditing standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of the Portfolio’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.

Deutsche DWS Equity 500 Index Portfolio	|	53

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers, and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.
Boston, Massachusetts
February 23, 2026

54	|	Deutsche DWS Equity 500 Index Portfolio

Advisory Agreement Board Considerations and Fee Evaluation
DWS S&P 500 Index Fund (the “Fund” ), a series of Deutsche DWS Institutional Funds, invests substantially all of its assets in Deutsche DWS Equity 500 Index Portfolio (the “Portfolio” ) in order to achieve its investment objective. The Portfolio’s Board of Trustees approved the renewal of the Portfolio’s investment management agreement (the “Portfolio Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) and the sub-advisory agreement (the “Sub-Advisory Agreement” ) between DIMA and Northern Trust Investments, Inc. (“NTI” ), and the Fund’s Board of Trustees (which consists of the same members as the Board of Trustees of the Portfolio) approved the renewal of the Fund’s investment management agreement with DIMA (the “Fund Agreement”  and together with the Portfolio Agreement and the Sub-Advisory Agreement, the “Agreements” ) in September 2025. The Portfolio’s Board of Trustees and the Fund’s Board of Trustees are collectively referred to as the “Board”  or “Trustees.”
In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:
—
During the entire process, all of the Portfolio’s and the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel, including materials containing information on performance, fees and expenses, profitability, economies of scale and fall-out benefits.
—
The Board also received extensive information throughout the year regarding performance of the Portfolio and the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters.
—
In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement, and certain other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Portfolio and the Fund since their inception, and the Board believes that a long-term relationship

DWS S&P 500 Index Fund	|	55

with a capable, conscientious advisor is in the best interests of the Portfolio and the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Portfolio and the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Board considers these and many other factors, including the quality and integrity of DIMA’s and NTI’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA and NTI provide portfolio management services to the Portfolio and the Fund and that, pursuant to separate administrative services agreements, DIMA provides administrative services to the Portfolio and the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Portfolio and the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. Throughout the course of the year, the Board also received information regarding DIMA’s oversight of fund sub-advisors, including NTI. The Board reviewed the Portfolio’s and the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2024, the Fund’s performance

56	|	DWS S&P 500 Index Fund

(Class A shares) was in the 2nd quartile of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).
Fees and Expenses. The Board considered the Portfolio’s and the Fund’s investment management fee schedules, the Portfolio’s sub-advisory fee schedule, the Fund’s operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Portfolio and the Fund, which include 0.03% and 0.097% fees paid to DIMA under the respective administrative services agreements, were higher than the median (4th quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2024). The Board noted that, although shareholders of the Fund indirectly bear the Portfolio’s management fee, the Fund does not charge an additional investment management fee. With respect to the sub-advisory fee paid to NTI, the Board noted that the fee is paid by DIMA out of its fee and not directly by the Portfolio. The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees), which include Portfolio expenses allocated to the Fund, were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2024, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ) and considered differences between the Portfolio and the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Portfolio and the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA and NTI.

DWS S&P 500 Index Fund	|	57

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreements. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was in line with the overall profitability levels of most comparable firms for which such data was available. The Board did not consider the profitability of NTI with respect to the Portfolio. The Board noted that DIMA pays NTI’s fee out of its management fee, and its understanding that the Portfolio’s sub-advisory fee schedule was the product of an arm’s length negotiation with DIMA.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Portfolio and the Fund and whether the Portfolio and the Fund benefit from any economies of scale. In this regard, the Board observed that while the Portfolio’s and the Fund’s current investment management fee schedule does not include breakpoints, the Portfolio’s and the Fund’s fee schedule represents an appropriate sharing between the Portfolio and the Fund and DIMA of such economies of scale as may exist in the management of the Portfolio and the Fund at current asset levels.
Other Benefits to DIMA and NTI and Their Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and NTI and their affiliates, including any fees received by DIMA for administrative services provided to the Portfolio and to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and

58	|	DWS S&P 500 Index Fund

cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Portfolio’s and the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters; and (iii) ongoing efforts to enhance the compliance program. The Board also considered the attention and resources dedicated by DIMA to the oversight of the investment sub-advisor’s compliance program and compliance with the applicable fund policies and procedures.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreements is in the best interests of the Portfolio and the Fund. In making this determination, the Board did not give particular weight to any single factor identified above and individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present.
DSPF500IF-BFE2025

DWS S&P 500 Index Fund	|	59

DSPF500IF-NCSRA

(b) The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7(a)

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a)

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

Item 16.	Controls and Procedures.

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19.	Exhibits

	(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche DWS Equity 500 Index Portfolio

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	2/27/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	2/27/2026

By:	/s/Diane Kenneally Diane Kenneally Principal Financial Officer

Date:	2/27/2026